UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6295
                                                     ---------------------

               Nuveen New York Select Quality Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT September 30, 2005


Nuveen Investments
Municipal Exchange-Traded
Closed-End Funds

                         NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC.
                                                                             NQN

                             NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC.
                                                                             NVN

                             NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.
                                                                             NUN

                     NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC.
                                                                             NNF

                       NUVEEN INSURED NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NKO

                       NUVEEN INSURED NEW YORK TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NRK


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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Photo of:  Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
      LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the 12-month period covered by this report your Fund continued to provide you with tax-free monthly income, as well as with an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

Given the rebounding strength of the economy, some market commentators are speculating about whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place in shorter-term rates. If longer-term rates do begin to rise significantly, some have suggested that this would be a signal to begin adjusting your holdings of fixed-income investments.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK OVER THE LONG TERM."


Nobody knows what the market will do in the future or what investments will turn out to be tomorrow's best performers. But from our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk over the long term. That is one reason why we believe that a municipal bond investment like your Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As an added convenience for you, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

Earlier in 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), sold a substantial portion of its stake in Nuveen. More recently, St. Paul sold the balance of its shares to Nuveen Investments or to others. Please be assured that these transactions only affect Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2005

Nuveen New York Municipal Exchange-Traded Closed-End Funds
NQN, NVN, NUN, NNF, NKO, NRK


Portfolio Manager's
        COMMENTS

Portfolio manager Paul Brennan discusses the economic and municipal market environments, key investment strategies and the performance of these six New York Funds. Paul has 14 years of investment experience, including 8 years with Nuveen. He has managed NQN, NVN, NUN and NNF since 1999 and NKO and NRK since their inceptions in 2002.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

Between October 1, 2004, and September 30, 2005, the Federal Reserve implemented eight separate 0.25% increases in the closely-followed fed funds rate. These actions, which were aimed at controlling economic growth as well as the pace of inflation, raised this short-term target from 1.75% to 3.75%, its highest point since August 2001. Most shorter-term municipal market rates also rose over this period.

By comparison, longer-term interest rates rose at a much more modest pace. The yield on the benchmark 10-year U.S. Treasury note ended September 2005 at 4.33%, compared with 4.12% one year earlier. Longer-term yields in the municipal market followed a similar pattern. The yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, ended the reporting period at 5.04%, just two basis points higher than it was on September 30, 2004. Together, the dramatic rise in shorter-term rates and the modest increase in longer-term rates produced an overall flattening of the yield curve, which generally helped the relative performance of bonds with longer effective maturities while hindering the total return of bonds with shorter maturities or short call dates. (The yield curve is said to flatten when shorter- term interest rates more closely approach the usually higher levels of longer-term interest rates.)

Despite the Fed's rate hikes and a tremendous surge in energy prices, the general economic expansion managed to maintain a fairly solid footing over this reporting period. As one measure, the U.S. gross domestic product (GDP) grew by 3.3% annualized in the fourth quarter of 2004 and by annualized rates of 3.8% and 3.3% in the first and second quarters of 2005, respectively. (Third quarter GDP growth was not available at the time this report was prepared.)

The volatility of the energy sector during this period was reflected in the 1.2% jump in the Consumer Price Index (CPI) during September 2005, the largest monthly increase in 23 years. As of September 2005, the year-over-year increase in the CPI was 4.7%, the fastest annual pace since 1991. The employment picture remained relatively positive, with national unemployment standing at 5.1% in September 2005, down from 5.4% in September 2004.

Over the 12 months ended September 2005, municipal bond supply nationwide remained strong as $402.4 billion in new securities came to market. During the first nine months of 2005, municipal issuance totaled $309.5 billion in 10,400 issues, up 15% from the same period in 2004, putting 2005's new supply on track to exceed 2003's record $382.7 billion. A major factor behind the increase in supply was the flatter yield curve, which made advance refundings more economically attractive. During January-September 2005, refundings were 55% higher than during the same period in 2004, as issuers sought to take advantage of the current interest rate environment. (Advance refundings, also called pre-refundings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older, existing bonds. This process often results in lower borrowing costs for bond issuers.)


HOW ABOUT ECONOMIC AND MARKET CONDITIONS IN NEW YORK?

During this 12-month period, New York continued its economic recovery, led by growth in financial services, healthcare, education and tourism. Although more diversified than 10 years ago, the state's economy still remains highly dependent on the financial services sector, which makes it more susceptible to economic cycles. On the positive side, tourism has largely returned to pre-September 11, 2001, levels. However, manufacturing employment continued to decline, especially in upstate New York. As of September 2005, unemployment in New York stood at 5.2%, down from 5.6% in September 2004.

As of September 2005, New York State general obligation (GO) bonds were rated A1 with a positive outlook by Moody's, AA with a stable outlook by Standard and Poor's, and AA- with a stable outlook by Fitch. In November 2004, Moody's upgraded its rating to A1 from A2, citing improvement in the state's economic outlook. That rating was reconfirmed in

February 2005, as was S&P's AA rating. In April 2005, Moody's also upgraded the rating on New York City GO debt to A1 from A2, and in May 2005, S&P followed suit, raising the city's rating to A+ from A. These represented the highest ratings ever given New York City by these two credit agencies, which cited the city's ability to make difficult budgetary and fiscal policy decisions in recovering from one of the most serious fiscal crises in decades.

For the 12 months ended September 2005, municipal bond issuance in New York totaled $45.6 billion, an increase of 24% from the previous 12 months. During the first nine months of 2005, state issuers offered $32.1 billion in new issuance, up 30% from January-September 2004. For both time periods, New York ranked second only to California in terms of municipal issuance. According to Moody's, New York State has more outstanding tax-supported debt than any other state in the union.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NEW YORK FUNDS DURING THE 12 MONTHS ENDED SEPTEMBER 30, 2005?

One of our priorities during this reporting period was duration management. Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds being more sensitive to changes and thereby presenting greater interest rate risk. Duration management became increasingly important in 2005, as the flattening of the yield curve resulted in a dramatic rise in advance refundings.

Advance refunding of bonds held by the Funds generally had an immediate, positive impact on their performances, as well as a shortening effect on the Funds' durations. In order to maintain these durations within our preferred strategic range, we sold some of our holdings with shorter durations, including short-dated pre-refunded bonds, bonds that were currently callable, and bonds priced to short calls, all of which tended to underperform in the interest rate environment of the past 12 months.

The proceeds from the sales of these holdings were then reinvested primarily in bonds in the intermediate part of the yield curve, that is, bonds that mature in 10 to 20 years. The longer durations of these bonds enabled us to counteract some of the duration shortening caused by advance refundings and also contributed favorably to the Funds' performances during this period. In addition, selling shorter duration bonds and reinvesting in bonds further out on the yield curve with better call protection helped to improve the Funds' overall call protection profile.

Overall, the ample new issue supply in New York during this period provided a number of opportunities for us to find the types of bonds we were seeking, and we actively took advantage of this situation. While our main focus was on the intermediate part of the yield curve, we also kept an opportunistic eye toward longer-term bonds with maturities between 20 and 30 years that we believed could add value to the Funds' portfolios.

In general, much of the new issue supply was highly rated and/or insured, and we participated in some of the largest issues of the period, including the $2.8 billion New York State Thruway Authority offering in August 2005 and several insured New York City issues. We also added insured credits issued by Sales Tax Asset Receivable Corporation (STAR Corp.) in October 2004. The proceeds from this $2.5 billion issue are being used to refinance New York City Municipal Assistance Corporation (MAC) bonds, which were originally issued in the 1970s as part of the city's bailout plan. The bonds we purchased have maturity dates ranging from 2024 to 2032.

In NKO and NRK, which can invest up to 20% of their assets in uninsured investment-grade quality securities, we also emphasized maintaining the Funds' exposure to these lower quality, but still investment-grade-rated credits. While these bonds generally performed very well during this period, they also proved popular with investors and we did not find many appealing opportunities to add to our positions among these types of securities.

In NRK, we also used forward settle interest rate swaps, a type of derivative financial instrument, as part of our duration management strategy. As discussed in our last shareholder report, we began using these swaps in late 2004 in an effort to reduce some of

NRK's interest rate risk. These hedges were not an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce the duration of this Fund without having a negative impact on its income stream or common share dividends over the short term. We believe the hedging strategy was effective in achieving the intended goal of helping to reduce NRK's net asset value (NAV) volatility, and in June 2005, we removed the hedge from this Fund. However, during the period that the hedge was in place, it had a negative impact on NRK's performance, which affected the Fund's total return for the entire reporting period. The negative impact was caused by the decline of long-term interest rates during much of this period, which resulted in a decline in the value of the hedge as the value of the Fund's portfolio rose. The Fund was nevertheless a strong performer for the entire period.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for comparative indexes and peer group averages, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 9/30/05

                        1-YEAR            5-YEAR           10-YEAR
--------------------------------------------------------------------------------
NQN                     3.90%             8.88%            6.77%
--------------------------------------------------------------------------------
NVN                     4.64%             8.70%            6.73%
--------------------------------------------------------------------------------
NUN                     4.56%             8.30%            6.73%
--------------------------------------------------------------------------------
NNF                     4.50%             8.24%            7.24%
--------------------------------------------------------------------------------
NKO                     6.23%             NA               NA
--------------------------------------------------------------------------------
NRK                     7.05%             NA               NA
--------------------------------------------------------------------------------
Lehman Brothers NY
Insured Tax-Exempt
Bond Index1             3.88%             6.73%            6.25%
--------------------------------------------------------------------------------
Lipper NY Insured
Municipal Debt
Funds Average2          5.84%             7.80%            6.49%
--------------------------------------------------------------------------------

*    Annualized

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


1 The Lehman Brothers New York Insured Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of insured New York municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Lipper New York Insured Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 1 year, 12 funds; 5 years, 7 funds; and 10 years, 6 funds. Fund and Lipper returns assume reinvestment of dividends.

For the 12 months ended September 30, 2005, the total returns on NAV for all six of the Funds in this report exceeded the return on the Lehman Brothers New York Insured Tax-Exempt Bond Index. NKO and NRK also outperformed the average return for the Lipper New York Insured Municipal Debt Fund peer group for this period, while the returns of the other four Funds trailed this measure.

One of the primary factors benefiting the 12-month performance of these Funds relative to that of the unleveraged Lehman Brothers New York Insured index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, especially during periods when interest rates rise, this strategy can also provide opportunities for additional income and total return for common shareholders when short-term interest rates remain relatively low and long-term rates stay relatively steady, as they did during this reporting period.

As noted earlier, the municipal market yield curve flattened over the course of this reporting period as short-term interest rates rose dramatically and longer-term interest rates finished the 12 months about where they began it. As a result, relatively heavier exposure to longer durations and the longer end of the yield curve helped the performances of NKO and NRK. The performances of the other four Funds, and especially NQN, were hurt by their relatively greater exposure to shorter duration bonds that impacted negatively by the yield curve flattening.

In addition, NKO and NRK also benefited from their allocations of lower investment-grade-quality bonds during this period, as these bonds generally outperformed the higher credit quality sectors. This was largely the result of the interest rate environment over these 12 months, as investor demand for the higher yields typically associated with lower-rated bonds drove up the prices of these bonds. As one example, the returns of NKO and NRK were helped by the Funds' holdings of bonds issued by New York and Puerto Rico and backed by the 1998 master tobacco settlement agreement. These lower-rated tobacco bonds made significant contributions to these Funds' returns as the litigation environment improved and supply/demand dynamics drove tobacco bond prices higher. Unenhanced BBB rated tobacco holdings accounted for 4% of NKO's portfolio and 3% of NRK's as of September 30, 2005. Lower-rated investment-grade hospital bonds also made positive contributions to the total returns of these two Funds during this period, with the healthcare sector ranked second by Lehman in terms of performance among all municipal revenue sectors for the period.

In addition to leverage, yield curve positioning and credit exposure, another factor affecting the Funds' performances during this period was advance refundings. As mentioned earlier, refinancings rose sharply during this period, and the Funds' often were able to benefit if they were holding bonds that were advanced refunded. NRK, for example, saw the pre-refunding of a BBB- rated holding for a Yonkers Inc. industrial development issue result in a corresponding increase in price.

More generally, the amount and timing of an advance refunding of a holding within a portfolio had a great deal of impact on whether this event ultimately helped or hurt the Fund's overall performance over the period. Usually, a bond that was advance refunded tended to benefit from an immediate price increase as its credit quality was upgraded (because the bond is now backed by U.S. Government securities). However, that same bond - now priced as a high quality issue to a shorter final maturity - might then have underperformed lower quality issues and issues with longer final maturities over the balance of the reporting period. Therefore, the size of the holding, the credit quality boost caused by the pre-refunding and the amount of time remaining before the end of the reporting period all had an impact on the overall performance of a pre-refunded bond. As noted, this phenomenon explains a great deal of the performance differences among these six Funds over this period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF SEPTEMBER 30, 2005?

We continued to believe that maintaining strong credit quality was an important requirement. As of September 30, 2005, NQN, NVN, NUN and NNF continued to be 100% invested in insured and/or U.S. guaranteed securities, while NKO and NRK had allocated 84% and 85% of their portfolios, respectively, to insured bonds.

At the end of September 2005, potential call exposure for the period from October 2005 through the end of 2007 ranged from 1% in NKO and NRK to 7% in NNF, 8% in NVN, 10% in NQN and 13% in NUN. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION

All of the Funds in this report use leverage to enhance opportunities for additional income for common shareholders. The extent of this benefit is tied in part to the short-term rates these leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise. While leveraging still provided benefits for common shareholders over this 12-month period, the extent of these benefits was reduced when compared with some past periods. In addition, relatively low interest rates at the longer end of the yield curve during much of this period had an impact on the earnings of newer Funds such as NKO and NRK, which have had fewer opportunities to build reserves. These factors resulted in two monthly dividend reductions in NKO, three in NQN, NVN, NUN and NNF, and four in NRK over the 12-month period ended September 30, 2005.

In addition, due to normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2004 as follows:

                           LONG-TERM
                       CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NQN                          $0.2745                            $    --
--------------------------------------------------------------------------------
NVN                          $0.1280                            $    --
--------------------------------------------------------------------------------
NUN                          $0.0900                            $0.0009
--------------------------------------------------------------------------------
NNF                          $0.1836                            $    --
--------------------------------------------------------------------------------
NKO                          $0.1158                            $0.0005
--------------------------------------------------------------------------------

The relatively large distributions from several of these Funds represented an important part of their total return for this period. For the most part, this distribution was generated by bond calls or by sales of appreciated securities. This had a slight negative impact on the Funds' earning power per share and was a minor factor in the dividend reductions noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumula-tively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of September 30, 2005, all of the Funds in this report except NRK had positive UNII balances for both financial statement and tax purposes. NRK had a positive UNII balance for tax purposes, but a negative UNII balance for financial statement purposes.

As of September 30, 2005, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                             9/30/05                   12-MONTH AVERAGE
                            DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
NQN                           -5.86%                             -4.50%
--------------------------------------------------------------------------------
NVN                           -7.12%                             -5.53%
--------------------------------------------------------------------------------
NUN                           -7.10%                             -6.75%
--------------------------------------------------------------------------------
NNF                           -5.83%                             -4.96%
--------------------------------------------------------------------------------
NKO                           -6.32%                             -6.27%
--------------------------------------------------------------------------------
NRK                           -6.53%                             -7.80%
--------------------------------------------------------------------------------

Nuveen New York Investment Quality Municipal Fund, Inc.
NQN


Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          88%
U.S. Guaranteed                  12%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0815
Nov                           0.0815
Dec                           0.0815
Jan                           0.0815
Feb                           0.0815
Mar                           0.0785
Apr                           0.0785
May                           0.0785
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                           0.0695

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       15.48
                              15.5
                              15.58
                              15.61
                              15.53
                              15.62
                              15.67
                              15.67
                              15.65
                              15.64
                              15.63
                              15.69
                              15.63
                              15.68
                              15.89
                              15.93
                              15.97
                              15.94
                              16
                              15.88
                              15.87
                              15.99
                              15.99
                              16.02
                              15.99
                              15.76
                              15.55
                              15.48
                              15.46
                              15.61
                              15.87
                              15.75
                              15.76
                              15.66
                              15.66
                              15.52
                              15.62
                              15.72
                              15.7
                              15.7
                              15.8
                              15.73
                              15.73
                              15.75
                              15.8
                              15.75
                              15.73
                              15.75
                              15.84
                              15.92
                              15.57
                              15.51
                              15.48
                              15.38
                              15.27
                              15.18
                              15.19
                              15.15
                              15.18
                              15.2
                              15.18
                              15.24
                              15.35
                              15.49
                              15.42
                              15.41
                              15.49
                              15.47
                              15.56
                              15.35
                              15.25
                              15.12
                              15.03
                              15.08
                              15.03
                              15.01
                              15.06
                              15
                              14.99
                              14.95
                              14.96
                              15
                              15.07
                              15.1
                              15.139
                              15.15
                              15.19
                              15.35
                              15.39
                              15.41
                              15.41
                              15.4
                              15.27
                              15.3
                              15.24
                              15.2
                              15.04
                              15.01
                              15.03
                              15.1
                              15.19
                              15.21
                              15.2
                              15.29
                              15.27
                              15.3
                              15.41
                              15.44
                              15.4
                              15.23
                              15.22
                              15.11
                              15.3
                              15.19
                              15.17
                              15.16
                              15.12
                              15.1
                              15.11
                              14.92
                              14.75
                              14.68
                              14.67
                              14.69
                              14.77
                              14.85
                              14.78
                              14.81
                              14.83
                              14.83
                              14.81
                              14.73
                              14.82
                              14.75
                              14.75
                              14.72
                              14.91
                              15.02
                              15.03
                              15.03
                              14.97
                              14.97
                              15.07
                              15.12
                              15.12
                              15.22
                              15.22
                              15.27
                              15.3
                              15.39
                              15.33
                              15.33
                              15.32
                              15.32
                              15.21
                              15.26
                              15.28
                              15.28
                              15.25
                              15.29
                              15.284
                              15.3
                              15.37
                              15.49
                              15.5
                              15.38
                              15.44
                              15.55
                              15.53
                              15.61
                              15.66
                              15.69
                              15.67
                              15.58
                              15.48
                              15.45
                              15.37
                              15.37
                              15.31
                              15.34
                              15.44
                              15.43
                              15.38
                              15.39
                              15.42
                              15.5
                              15.46
                              15.38
                              15.43
                              15.53
                              15.48
                              15.47
                              15.58
                              15.55
                              15.58
                              15.56
                              15.65
                              15.62
                              15.57
                              15.62
                              15.54
                              15.6
                              15.58
                              15.46
                              15.48
                              15.51
                              15.46
                              15.44
                              15.62
                              15.65
                              15.65
                              15.6
                              15.57
                              15.55
                              15.51
                              15.45
                              15.64
                              15.51
                              15.61
                              15.55
                              15.51
                              15.56
                              15.64
                              15.6
                              15.67
                              15.63
                              15.57
                              15.59
                              15.58
                              15.6
                              15.68
                              15.7
                              15.7
                              15.66
                              15.7
                              15.77
                              15.69
                              15.7
                              15.7
                              15.56
                              15.61
                              15.57
                              15.54
                              15.43
                              15.29
                              15.24
                              15.2
                              15.21
                              15.14
                              14.94
                              14.95
                              14.92
                              14.92
                              14.93
9/30/05                       14.94


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.94
------------------------------------
Common Share
Net Asset Value               $15.87
------------------------------------
Premium/(Discount) to NAV     -5.86%
------------------------------------
Market Yield                   5.58%
------------------------------------
Taxable-Equivalent Yield1      8.33%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $281,203
------------------------------------
Average Effective
Maturity on Securities (Years) 16.12
------------------------------------
Leverage-Adjusted Duration      8.32
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          4.08%         3.90%
------------------------------------
5-Year          8.89%         8.88%
------------------------------------
10-Year         5.89%         6.77%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         29.3%
------------------------------------
Healthcare                     15.9%
------------------------------------
U.S. Guaranteed                11.7%
------------------------------------
Transportation                 11.4%
------------------------------------
Tax Obligation/General         11.3%
------------------------------------
Utilities                       6.7%
------------------------------------
Education and Civic
  Organizations                 6.4%
------------------------------------
Other                           7.3%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.2745 per share.

Nuveen New York Select Quality Municipal Fund, Inc.
NVN


Performance
      OVERVIEW As of September 30, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          89%
U.S. Guaranteed                  11%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0795
Nov                           0.0795
Dec                           0.0795
Jan                           0.0795
Feb                           0.0795
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0725
Jul                           0.0725
Aug                           0.0725
Sep                           0.0695

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       14.97
                              15
                              15.11
                              15.2
                              15.2
                              15.43
                              15.5
                              15.64
                              15.43
                              15.44
                              15.39
                              15.38
                              15.36
                              15.44
                              15.55
                              15.5
                              15.44
                              15.46
                              15.45
                              15.44
                              15.45
                              15.56
                              15.5
                              15.54
                              15.53
                              15.23
                              15.01
                              15.03
                              15.16
                              15.27
                              15.3
                              15.25
                              15.12
                              15.21
                              15.18
                              15
                              15.09
                              15.15
                              15.15
                              15.13
                              14.86
                              14.87
                              14.81
                              14.75
                              14.95
                              14.91
                              14.86
                              14.95
                              14.979
                              15.03
                              14.97
                              14.85
                              14.82
                              14.76
                              14.77
                              14.79
                              14.86
                              14.8
                              14.76
                              14.83
                              14.8
                              14.88
                              15.1
                              15.42
                              15.32
                              15
                              15.01
                              15.03
                              15.17
                              15.16
                              15.26
                              15.36
                              15.3
                              15.12
                              15.01
                              15.06
                              15.05
                              15.05
                              15.05
                              15.07
                              15.071
                              15.11
                              15.15
                              15.2
                              15.3
                              15.38
                              15.3
                              15.27
                              15.31
                              15.36
                              15.36
                              15.37
                              15.36
                              15.38
                              15.4
                              15.39
                              15.39
                              15.33
                              15.38
                              15.34
                              15.34
                              15.36
                              15.36
                              15.37
                              15.34
                              15.4
                              15.4
                              15.33
                              15.28
                              15.12
                              15.18
                              15.08
                              14.96
                              15.1
                              15.1
                              15.09
                              14.98
                              14.93
                              14.69
                              14.61
                              14.61
                              14.42
                              14.39
                              14.43
                              14.49
                              14.52
                              14.46
                              14.54
                              14.54
                              14.51
                              14.51
                              14.54
                              14.59
                              14.47
                              14.47
                              14.48
                              14.53
                              14.58
                              14.59
                              14.53
                              14.56
                              14.51
                              14.64
                              14.7
                              14.7
                              14.8
                              14.8
                              14.87
                              14.99
                              15.1
                              15.15
                              14.99
                              15.05
                              15.13
                              15.11
                              15.1
                              15.08
                              15.11
                              15.11
                              15.15
                              15.16
                              15.15
                              15.18
                              15.32
                              15.31
                              15.35
                              15.27
                              15.32
                              15.44
                              15.41
                              15.45
                              15.39
                              15.42
                              15.39
                              15.35
                              15.28
                              15.16
                              15.2
                              15.23
                              15.239
                              15.15
                              15.2
                              15.18
                              15.45
                              15.49
                              15.48
                              15.5
                              15.5
                              15.5
                              15.47
                              15.48
                              15.53
                              15.55
                              15.55
                              15.57
                              15.55
                              15.69
                              15.59
                              15.57
                              15.34
                              15.32
                              15.3
                              15.18
                              15.19
                              15.3
                              15.19
                              15.32
                              15.39
                              15.5
                              15.55
                              15.55
                              15.49
                              15.5
                              15.55
                              15.42
                              15.4
                              15.39
                              15.34
                              15.42
                              15.45
                              15.38
                              15.43
                              15.56
                              15.55
                              15.62
                              15.54
                              15.46
                              15.6
                              15.56
                              15.52
                              15.65
                              15.73
                              15.58
                              15.6
                              15.601
                              15.76
                              15.6
                              15.5
                              15.43
                              15.44
                              15.42
                              15.27
                              15.22
                              15.15
                              15.08
                              15.02
                              15.07
                              15.049
                              15.03
                              14.84
                              14.89
                              14.6
                              14.71
                              14.71
9/30/05                       14.74

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.74
------------------------------------
Common Share
Net Asset Value               $15.87
------------------------------------
Premium/(Discount) to NAV     -7.12%
------------------------------------
Market Yield                   5.66%
------------------------------------
Taxable-Equivalent Yield1      8.45%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $371,935
------------------------------------
Average Effective
Maturity on Securities (Years) 16.97
------------------------------------
Leverage-Adjusted Duration      8.66
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/22/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          4.93%         4.64%
------------------------------------
5-Year          8.37%         8.70%
------------------------------------
10-Year         6.13%         6.73%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         27.1%
------------------------------------
Tax Obligation/General         13.7%
------------------------------------
Healthcare                     12.7%
------------------------------------
U.S. Guaranteed                11.4%
------------------------------------
Utilities                       9.4%
------------------------------------
Education and Civic
  Organizations                 8.1%
------------------------------------
Transportation                  8.0%
------------------------------------
Other                           9.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1280 per share.

Nuveen New York Quality Income Municipal Fund, Inc.
NUN

Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          87%
U.S. Guaranteed                  13%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0765
Nov                           0.0765
Dec                           0.0765
Jan                           0.0765
Feb                           0.0765
Mar                           0.0735
Apr                           0.0735
May                           0.0735
Jun                           0.0695
Jul                           0.0695
Aug                           0.0695
Sep                           0.0665

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       14.62
                              14.66
                              14.64
                              14.75
                              14.72
                              14.88
                              15
                              14.99
                              14.87
                              14.84
                              14.86
                              14.83
                              14.96
                              14.97
                              14.96
                              14.96
                              14.98
                              15.03
                              15.13
                              15.12
                              15.06
                              15.12
                              15.21
                              15.09
                              15.24
                              15.08
                              14.85
                              14.85
                              14.85
                              14.82
                              14.88
                              14.95
                              14.98
                              14.93
                              14.9
                              14.83
                              14.93
                              14.97
                              14.94
                              14.84
                              14.7
                              14.52
                              14.54
                              14.41
                              14.52
                              14.56
                              14.5
                              14.56
                              14.57
                              14.65
                              14.56
                              14.49
                              14.49
                              14.37
                              14.27
                              14.28
                              14.27
                              14.1
                              14.13
                              14.16
                              14.22
                              14.22
                              14.36
                              14.44
                              14.5
                              14.29
                              14.3
                              14.4
                              14.44
                              14.46
                              14.48
                              14.41
                              14.52
                              14.55
                              14.52
                              14.58
                              14.62
                              14.6
                              14.68
                              14.85
                              14.8
                              14.9
                              14.87
                              14.95
                              15.01
                              14.9
                              14.94
                              14.93
                              14.95
                              15.1
                              15.14
                              15.12
                              15.17
                              15.2
                              15.13
                              15.12
                              15.05
                              15.03
                              14.96
                              15
                              14.99
                              15.09
                              15.1
                              15.18
                              15.17
                              15.16
                              15.17
                              15.07
                              15.03
                              14.89
                              14.71
                              14.62
                              14.72
                              14.62
                              14.66
                              14.55
                              14.64
                              14.44
                              14.49
                              14.21
                              14.19
                              14.05
                              14.02
                              14.13
                              14.24
                              14.3
                              14.29
                              14.28
                              14.32
                              14.32
                              14.29
                              14.35
                              14.37
                              14.31
                              14.3
                              14.24
                              14.38
                              14.67
                              14.56
                              14.45
                              14.47
                              14.43
                              14.6
                              14.69
                              14.69
                              14.77
                              14.77
                              14.85
                              14.85
                              14.95
                              14.89
                              14.75
                              14.7
                              14.89
                              14.68
                              14.89
                              14.87
                              14.84
                              14.82
                              14.83
                              14.91
                              14.8
                              14.86
                              14.87
                              14.91
                              14.86
                              14.83
                              14.94
                              14.98
                              14.95
                              15.03
                              15.05
                              15.09
                              14.99
                              15.02
                              14.81
                              14.69
                              14.7
                              14.68
                              14.72
                              14.77
                              14.8
                              14.84
                              14.92
                              14.98
                              15
                              14.99
                              14.96
                              14.94
                              14.92
                              15.01
                              15.08
                              15.12
                              15.13
                              15.13
                              15.18
                              15.17
                              15.13
                              15.09
                              15.08
                              15.06
                              15.01
                              14.96
                              14.84
                              14.94
                              14.78
                              14.8
                              14.8
                              15
                              14.98
                              14.98
                              14.9
                              15
                              14.9
                              14.86
                              14.74
                              14.71
                              14.61
                              14.71
                              14.62
                              14.66
                              14.66
                              14.72
                              14.71
                              14.67
                              14.65
                              14.68
                              14.71
                              14.7
                              14.71
                              14.78
                              14.8
                              14.83
                              14.84
                              14.832
                              14.92
                              14.93
                              14.85
                              14.87
                              14.85
                              14.87
                              14.8
                              14.72
                              14.65
                              14.59
                              14.59
                              14.58
                              14.56
                              14.48
                              14.5
                              14.54
                              14.42
                              14.51
                              14.53
9/30/05                       14.53


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.53
------------------------------------
Common Share
Net Asset Value               $15.64
------------------------------------
Premium/(Discount) to NAV     -7.10%
------------------------------------
Market Yield                   5.49%
------------------------------------
Taxable-Equivalent Yield1      8.19%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $376,697
------------------------------------
Average Effective
Maturity on Securities (Years) 16.02
------------------------------------
Leverage-Adjusted Duration      8.73
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/91)
------------------------------------
1-Year          5.52%         4.56%
------------------------------------
5-Year          8.55%         8.30%
------------------------------------
10-Year         6.60%         6.73%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.4%
------------------------------------
Education and Civic
  Organizations                15.1%
------------------------------------
U.S. Guaranteed                13.4%
------------------------------------
Tax Obligation/General         11.3%
------------------------------------
Healthcare                     10.0%
------------------------------------
Transportation                  8.5%
------------------------------------
Utilities                       7.7%
------------------------------------
Other                           6.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0909 per share.

Nuveen Insured New York Premium Income Municipal Fund, Inc.
NNF

Performance
      OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          91%
U.S. Guaranteed                   9%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                            0.077
Nov                            0.077
Dec                            0.077
Jan                            0.077
Feb                            0.077
Mar                            0.074
Apr                            0.074
May                            0.074
Jun                             0.07
Jul                             0.07
Aug                             0.07
Sep                           0.0665

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       15.34
                              15.4
                              15.4
                              15.49
                              15.35
                              15.48
                              15.69
                              15.69
                              15.65
                              15.8
                              15.7
                              15.62
                              15.581
                              15.63
                              15.61
                              15.59
                              15.6
                              15.6
                              15.58
                              15.53
                              15.49
                              15.5
                              15.44
                              15.55
                              15.6
                              15.42
                              15.03
                              15.08
                              15.12
                              15.13
                              15.18
                              15.2
                              15.24
                              15.25
                              15.3
                              15.191
                              15.31
                              15.34
                              15.37
                              15.4
                              15.26
                              15.25
                              15.26
                              15.14
                              15.12
                              15.24
                              15.16
                              15.23
                              15.18
                              15.25
                              15.05
                              15.07
                              15.15
                              15
                              14.85
                              14.87
                              14.82
                              14.79
                              14.71
                              14.82
                              14.66
                              14.8
                              15.05
                              15.15
                              15.26
                              15.26
                              15.35
                              15.45
                              15.59
                              15.18
                              14.81
                              14.71
                              14.61
                              14.59
                              14.55
                              14.63
                              14.63
                              14.68
                              14.71
                              14.7
                              14.72
                              14.76
                              14.73
                              14.84
                              14.86
                              14.94
                              14.98
                              15.09
                              15.07
                              15.09
                              15.2
                              15.22
                              15.17
                              15.13
                              15.13
                              15.11
                              14.92
                              14.99
                              14.84
                              15
                              15.02
                              14.98
                              15.01
                              15.14
                              15.13
                              15.14
                              15.21
                              15.16
                              15.19
                              15.12
                              15
                              14.85
                              15.02
                              15.01
                              15
                              14.8
                              14.86
                              14.71
                              14.58
                              14.4
                              14.37
                              14.11
                              14.14
                              14.19
                              14.289
                              14.29
                              14.35
                              14.48
                              14.49
                              14.559
                              14.5
                              14.55
                              14.6
                              14.77
                              14.67
                              14.71
                              14.8
                              14.95
                              14.97
                              14.88
                              14.82
                              14.86
                              14.95
                              14.91
                              14.86
                              14.8
                              14.8
                              14.92
                              14.95
                              14.96
                              14.91
                              14.96
                              14.95
                              14.98
                              14.84
                              14.78
                              14.8
                              14.87
                              14.88
                              15
                              15.01
                              14.991
                              15.11
                              15.05
                              15.14
                              15.09
                              15.18
                              15.23
                              15.24
                              15.35
                              15.32
                              15.4
                              15.58
                              15.5
                              15.39
                              15.44
                              15.51
                              15.5
                              15.52
                              15.62
                              15.63
                              15.6
                              15.71
                              15.68
                              15.75
                              15.8
                              15.78
                              15.58
                              15.58
                              15.6
                              15.55
                              15.57
                              15.45
                              15.4
                              15.38
                              15.32
                              15.45
                              15.44
                              15.33
                              15.44
                              15.29
                              15.25
                              15.55
                              15.52
                              15.43
                              15.46
                              15.46
                              15.37
                              15.36
                              15.41
                              15.41
                              15.466
                              15.4
                              15.53
                              15.45
                              15.45
                              15.35
                              15.43
                              15.59
                              15.54
                              15.66
                              15.49
                              15.54
                              15.49
                              15.51
                              15.48
                              15.49
                              15.6
                              15.54
                              15.55
                              15.6
                              15.56
                              15.7
                              15.6
                              15.74
                              15.72
                              15.72
                              15.68
                              15.73
                              15.65
                              15.74
                              15.73
                              15.52
                              15.45
                              15.28
                              15.24
                              15.21
                              15.2
                              15.06
                              14.99
                              14.92
                              14.92
                              14.9
                              14.86
9/30/05                       14.86

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.86
------------------------------------
Common Share
Net Asset Value               $15.78
------------------------------------
Premium/(Discount) to NAV     -5.83%
------------------------------------
Market Yield                   5.37%
------------------------------------
Taxable-Equivalent Yield1      8.01%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $131,420
------------------------------------
Average Effective
Maturity on Securities (Years) 16.26
------------------------------------
Leverage-Adjusted Duration      8.50
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          4.64%         4.50%
------------------------------------
5-Year          8.54%         8.24%
------------------------------------
10-Year         7.41%         7.24%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         29.0%
------------------------------------
Healthcare                     14.0%
------------------------------------
Education and Civic
  Organizations                13.9%
------------------------------------
Tax Obligation/General         10.3%
------------------------------------
U.S. Guaranteed                 9.4%
------------------------------------
Transportation                  7.6%
------------------------------------
Water and Sewer                 6.9%
------------------------------------
Utilities                       5.7%
------------------------------------
Other                           3.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1836 per share.

Nuveen Insured New York Dividend Advantage Municipal Fund
NKO

Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          84%
AAA (uninsured)                   6%
AA (uninsured)                    4%
BBB (uninsured)                   6%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                           0.0745
Nov                           0.0745
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0715
Apr                           0.0715
May                           0.0715
Jun                            0.068
Jul                            0.068
Aug                            0.068
Sep                            0.068

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       14.27
                              14.3
                              14.3
                              14.39
                              14.37
                              14.65
                              14.46
                              14.52
                              14.7
                              14.89
                              14.85
                              14.86
                              14.83
                              14.86
                              14.85
                              14.84
                              14.87
                              14.95
                              15.05
                              14.85
                              14.94
                              14.96
                              15.02
                              15.04
                              15.04
                              14.91
                              14.7
                              14.84
                              14.85
                              14.82
                              15.11
                              14.89
                              14.99
                              14.99
                              14.95
                              14.85
                              14.9
                              14.71
                              14.69
                              14.69
                              14.35
                              14.31
                              14.24
                              14.14
                              14.26
                              14.34
                              14.38
                              14.45
                              14.4
                              14.57
                              14.24
                              14
                              14.18
                              13.98
                              13.95
                              13.87
                              13.84
                              13.86
                              13.85
                              13.87
                              13.85
                              13.85
                              13.86
                              13.85
                              14.06
                              14.12
                              14.1
                              14.09
                              14.18
                              14.32
                              14.38
                              14.45
                              14.4
                              14.34
                              14.38
                              14.39
                              14.55
                              14.49
                              14.49
                              14.7
                              14.7
                              14.84
                              14.89
                              15.07
                              15.09
                              15.05
                              15
                              15.14
                              15.08
                              15.07
                              15.08
                              15.08
                              14.98
                              15
                              14.75
                              14.8
                              14.85
                              14.65
                              14.84
                              14.85
                              14.89
                              14.99
                              15.05
                              15.12
                              15
                              14.87
                              14.85
                              14.71
                              14.8
                              14.65
                              14.61
                              14.57
                              14.65
                              14.6
                              14.56
                              14.58
                              14.49
                              14.39
                              14.07
                              13.75
                              13.79
                              13.7
                              13.75
                              13.96
                              14.1
                              14.24
                              14.29
                              14.29
                              14.21
                              14.25
                              14.2
                              14.1
                              14.17
                              14.09
                              14.17
                              14.12
                              14.33
                              14.22
                              14.6
                              14.45
                              14.56
                              14.59
                              14.55
                              14.7
                              14.7
                              14.7
                              14.7
                              14.7
                              14.67
                              14.67
                              14.75
                              14.66
                              14.67
                              14.75
                              14.69
                              14.716
                              14.76
                              14.82
                              15.07
                              14.84
                              14.9
                              14.8
                              14.84
                              14.84
                              14.72
                              14.85
                              14.83
                              14.84
                              14.97
                              15
                              15.04
                              14.98
                              14.97
                              14.97
                              14.84
                              14.74
                              14.72
                              14.67
                              14.77
                              14.78
                              14.91
                              15.06
                              15.01
                              15.1
                              15.04
                              15.14
                              14.96
                              14.89
                              15.02
                              14.97
                              14.93
                              14.96
                              14.85
                              14.93
                              14.86
                              14.85
                              15.2
                              15.27
                              15.21
                              15.2
                              15.02
                              14.97
                              15.12
                              15.04
                              15.15
                              15.18
                              15.14
                              15.15
                              15.46
                              15.42
                              15.42
                              15.5
                              15.49
                              15.48
                              15.42
                              15.45
                              15.3
                              15.09
                              15.11
                              14.93
                              14.98
                              15.41
                              15.45
                              15.31
                              15.3
                              15.3
                              15.22
                              15.25
                              15.29
                              15.22
                              15.17
                              15.3
                              15.4
                              15.35
                              15.38
                              15.47
                              15.43
                              15.49
                              15.46
                              15.37
                              15.35
                              15.32
                              15.46
                              15.32
                              15.3
                              15.14
                              15.21
                              15.12
                              15.01
                              14.94
                              14.93
                              14.72
                              14.6
                              14.62
9/30/05                       14.68

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.68
------------------------------------
Common Share
Net Asset Value               $15.67
------------------------------------
Premium/(Discount) to NAV     -6.32%
------------------------------------
Market Yield                   5.56%
------------------------------------
Taxable-Equivalent Yield1      8.30%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $124,669
------------------------------------
Average Effective
Maturity on Securities (Years) 17.47
------------------------------------
Leverage-Adjusted Duration      8.34
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          9.28%         6.23%
------------------------------------
Since
Inception       5.97%         9.05%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.8%
------------------------------------
Healthcare                     16.4%
------------------------------------
Utilities                      11.5%
------------------------------------
Tax Obligation/General         10.9%
------------------------------------
Education and Civic
  Organizations                 9.8%
------------------------------------
U.S. Guaranteed                 9.1%
------------------------------------
Transportation                  8.5%
------------------------------------
Housing/Multifamily             3.8%
------------------------------------
Other                           7.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1158 per share.

Nuveen Insured New York Tax-Free Advantage Municipal Fund
NRK

Performance
     OVERVIEW As of September 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          85%
AAA (uninsured)                   2%
AA (uninsured)                    7%
A (uninsured)                     1%
BBB (uninsured)                   5%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Oct                           0.0695
Nov                           0.0695
Dec                           0.0665
Jan                           0.0665
Feb                           0.0665
Mar                           0.0635
Apr                           0.0635
May                           0.0635
Jun                           0.0605
Jul                           0.0605
Aug                           0.0605
Sep                           0.0585

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/04                       13.7
                              13.7
                              13.66
                              13.45
                              13.57
                              13.7
                              13.9
                              13.87
                              13.87
                              13.9
                              13.91
                              13.83
                              13.78
                              13.85
                              13.77
                              13.78
                              13.85
                              13.95
                              13.9
                              14.05
                              14.08
                              14.11
                              14.3
                              14.45
                              14.45
                              14.35
                              14.3
                              14.19
                              14.48
                              14.4
                              14.26
                              14.26
                              14.38
                              14.36
                              14.5
                              14.44
                              14.37
                              14.25
                              14.18
                              14.17
                              14.07
                              13.88
                              13.57
                              13.46
                              13.58
                              13.65
                              13.48
                              13.61
                              13.55
                              13.78
                              13.5
                              13.37
                              13.52
                              13.34
                              13.32
                              13.25
                              13.18
                              13.16
                              13.14
                              13.06
                              13
                              13.04
                              13.08
                              13.12
                              13.17
                              13.31
                              13.29
                              13.31
                              13.42
                              13.45
                              13.49
                              13.47
                              13.45
                              13.43
                              13.59
                              13.55
                              13.56
                              13.77
                              13.79
                              13.65
                              13.65
                              13.68
                              13.65
                              13.76
                              13.69
                              13.71
                              13.7
                              13.77
                              13.87
                              13.9
                              13.86
                              13.84
                              13.8
                              14.06
                              13.97
                              14.17
                              13.9
                              13.74
                              13.64
                              13.64
                              13.58
                              13.76
                              13.785
                              13.87
                              13.95
                              14.17
                              14.22
                              14.04
                              13.96
                              13.72
                              13.64
                              13.52
                              13.6
                              13.6
                              13.89
                              14.05
                              14
                              13.91
                              13.8
                              13.78
                              13.62
                              13.33
                              13.31
                              13.54
                              13.41
                              13.4
                              13.4
                              13.31
                              13.3
                              13.27
                              13.16
                              13
                              13.12
                              13.16
                              13.1
                              13.25
                              13.26
                              13.33
                              13.34
                              13.18
                              13.27
                              13.23
                              13.19
                              13.21
                              13.24
                              13.37
                              13.37
                              13.41
                              13.48
                              13.36
                              13.42
                              13.42
                              13.36
                              13.39
                              13.38
                              13.4
                              13.44
                              13.51
                              13.77
                              13.72
                              13.72
                              13.77
                              13.82
                              13.78
                              13.66
                              13.78
                              13.61
                              13.8
                              13.85
                              13.98
                              14.05
                              14.12
                              14.17
                              13.97
                              13.88
                              13.87
                              13.95
                              13.83
                              13.72
                              13.85
                              13.86
                              13.9
                              13.98
                              13.97
                              13.98
                              13.97
                              13.94
                              13.95
                              13.95
                              13.98
                              14.08
                              14.08
                              13.97
                              13.97
                              13.97
                              14.01
                              14.15
                              14.15
                              14.2
                              14.15
                              14.39
                              14.15
                              14.33
                              14.61
                              14.7
                              14.9
                              14.8
                              14.55
                              14.5
                              14.4
                              14.4
                              14.17
                              14.17
                              14.15
                              14.02
                              13.96
                              13.65
                              13.53
                              13.72
                              13.64
                              13.81
                              13.81
                              13.84
                              13.89
                              13.93
                              13.9
                              13.89
                              13.88
                              13.98
                              14
                              14
                              14
                              14.06
                              14.03
                              14.13
                              14.16
                              14.11
                              14.12
                              14.19
                              14.14
                              14.13
                              14.09
                              14.13
                              14.13
                              14
                              13.82
                              13.8
                              13.69
                              13.73
                              13.77
                              14.15
                              14.07
                              13.99
                              13.99
9/30/05                       14.02


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.02
------------------------------------
Common Share
Net Asset Value               $15.00
------------------------------------
Premium/(Discount) to NAV     -6.53%
------------------------------------
Market Yield                   5.01%
------------------------------------
Taxable-Equivalent Yield1      7.48%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $52,682
------------------------------------
Average Effective
Maturity on Securities (Years) 15.94
------------------------------------
Leverage-Adjusted Duration      8.58
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          8.65%         7.05%
------------------------------------
Since
Inception       3.36%         7.32%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.4%
------------------------------------
U.S. Guaranteed                15.7%
------------------------------------
Education and Civic
  Organizations                14.9%
------------------------------------
Healthcare                     14.5%
------------------------------------
Utilities                      10.8%
------------------------------------
Tax Obligation/General          5.6%
------------------------------------
Transportation                  5.4%
------------------------------------
Other                           5.7%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. When comparing this fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Shareholder
       MEETING REPORT

The Special Shareholder Meeting was held at The Northern Trust Bank, 50 S. LaSalle St., Chicago, IL on July 26, 2005.

                                                                       NQN                    NVN                        NUN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                                                      Common and                Common and               Common and
                                                            MuniPreferred shares      MuniPreferred shares     MuniPreferred shares
                                                                 voting together           voting together          voting together
                                                                      as a class                as a class               as a class
------------------------------------------------------------------------------------------------------------------------------------
  For                                                                 15,768,345                21,005,913               21,604,787
  Against                                                                136,472                   287,469                  216,483
  Abstain                                                                237,074                   399,090                  486,655
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                            16,141,891                21,692,472               22,307,925
====================================================================================================================================

                                                                       NNF                    NKO                        NRK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                                                      Common and                Common and               Common and
                                                            MuniPreferred shares      MuniPreferred shares     MuniPreferred shares
                                                                 voting together           voting together          voting together
                                                                      as a class                as a class               as a class
------------------------------------------------------------------------------------------------------------------------------------
   For                                                                 7,556,791                 7,583,964                3,256,891
   Against                                                                75,740                    63,883                   14,387
   Abstain                                                               135,870                    95,008                   55,135
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                             7,768,401                 7,742,855                3,326,413
====================================================================================================================================

Report of
      INDEPENDENT REGISTERED
      PUBLIC ACCOUNTING FIRM



THE BOARDS OF DIRECTORS, TRUSTEES AND SHAREHOLDERS
NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN INSURED NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN INSURED NEW YORK TAX-FREE ADVANTAGE MUNICIPAL FUND


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Insured New York Dividend Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Insured New York Dividend Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund at September 30, 2005, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                            /s/Ernst & Young LLP


Chicago, Illinois
November 11, 2005

                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
                        Portfolio of
                                INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.5% (6.4% OF TOTAL INVESTMENTS)


$       1,250   New York City Industrial Development Agency, New York, Civic            No Opt. Call         AAA     $    1,365,200
                 Facility Revenue Bonds, USTA National Tennis Center Inc.,
                 Series 2004, 5.000%, 11/15/13 - FSA Insured

        3,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          3,303,330
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        6,500   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          6,819,475
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        3,500   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          3,698,205
                 Bonds, Culinary Institute of America, Series 1999,
                 5.000%, 7/01/22 - MBIA Insured

        4,500   Dormitory Authority of the State of New York, State and               7/15 at 100.00         AAA          4,839,480
                 Local Appropriation Lease Bonds, Upstate Community
                 Colleges, Series 2005A, 5.000%, 7/01/19 - FGIC Insured

        1,150   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00         Aaa          1,217,735
                 Canisius College, Series 2005, 5.000%, 7/01/21 - MBIA Insured

        1,765   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,022,584
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,200   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          1,328,916
                 Bonds, Cooper Union, Series 1999, 6.250%, 7/01/29 -
                 MBIA Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,142,600
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/18 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.7% (15.9% OF TOTAL INVESTMENTS)

        2,000   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00         AAA          2,101,380
                 Health System Revenue Bonds, Series 1999A,
                 5.125%, 2/15/14 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        3,150    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          3,418,034
        2,100    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          2,278,689

        3,135   Dormitory Authority of the State of New York, Secured                 2/08 at 101.50         AAA          3,280,056
                 Hospital Insured Revenue Bonds, Southside Hospital,
                 Series 1998, 5.000%, 2/15/25 - MBIA Insured

        7,080   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          7,158,376
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        3,280   Dormitory Authority of the State of New York, Revenue Bonds,         11/08 at 101.00         AAA          3,456,070
                 North Shore Health System Obligated Group, Series 1998,
                 5.000%, 11/01/23 - MBIA Insured

        2,535   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,665,147
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

          675   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            707,656
                 Mortgage Hospital Revenue Bonds, Hospital for Special Surgery,
                 Series 2005, 5.000%, 8/15/33 (WI, settling 10/20/05) - MBIA
                 Insured

        2,575   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,703,158
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        4,105   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,495,591
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        6,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          6,343,740
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Montefiore Medical Center,
                Series 1999:
          825    5.250%, 8/01/19 - AMBAC Insured                                      8/09 at 101.00         AAA            859,048
        4,000    5.500%, 8/01/38 - AMBAC Insured                                      8/09 at 101.00         AAA          4,310,680


                                       23


                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       8,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA     $    8,657,280
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        1,500   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          1,625,445
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 -
                 MBIA Insured

        3,000   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          3,256,650
                 Bonds, New Island Hospital, Series 1999A, 5.750%, 7/01/19 -
                 AMBAC Insured

        8,525   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          9,158,749
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.9% (2.6% OF TOTAL INVESTMENTS)

        5,740   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          6,063,966
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
        1,745    6.100%, 11/01/15 - FSA Insured                                       5/06 at 102.00         AAA          1,816,091
        2,720    6.125%, 11/01/20 - FSA Insured                                       5/06 at 102.00         AAA          2,823,523

          145   New York State Housing Finance Agency, FHA-Insured                    2/06 at 101.00         AAA            146,663
                 Multifamily Housing Mortgage Revenue Bonds, Series 1994B,
                 6.250%, 8/15/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5% (1.0% OF TOTAL INVESTMENTS)

        3,000   Castle Rest Residential Healthcare Facility, Syracuse,                8/07 at 102.00         AAA          3,038,280
                 New York, FHA-Insured Mortgage Revenue Bonds,
                 Series 1997A, 5.750%, 8/01/37 (Optional put 8/01/07)

        1,185   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          1,260,840
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 16.9% (11.3% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,000    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,098,900
        1,200    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,312,884
        1,300    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,421,407
        1,400    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,527,890

          635   Erie County, New York, General Obligation Bonds,                        No Opt. Call         Aaa            701,599
                 Series 2004B, 5.250%, 4/01/13 - MBIA Insured

        2,000   Hempstead Town, New York, General Obligation Bonds,                   1/11 at 101.00         Aaa          2,185,480
                 Series 2001A, 5.250%, 1/15/14 - MBIA Insured

          700   Jericho Union Free School District, Nassau County, New York,          8/09 at 101.00         Aaa            764,372
                 General Obligation Bonds, Series 2000, 5.600%, 8/01/18 -
                 MBIA Insured

        1,000   Monroe County, New York, General Obligation Public                    3/12 at 100.00         AAA          1,073,650
                 Improvement Bonds, Series 2002, 5.000%, 3/01/16 -
                 FGIC Insured

        5,000   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA          5,374,600
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,400    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA          1,525,636
        2,600    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          2,842,346

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2005O:
        3,000    5.000%, 6/01/17 - FSA Insured                                        6/15 at 100.00         AAA          3,242,190
        3,000    5.000%, 6/01/18 - FSA Insured                                        6/15 at 100.00         AAA          3,227,220

        1,200   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA          1,292,172
                 Series 2005P, 5.000%, 8/01/18 - MBIA Insured

        4,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          4,269,000
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

        1,165   Nassau County, North Hempstead, New York, General                     3/08 at 101.00         Aaa          1,213,406
                 Obligation Refunding Bonds, Series 1998B,
                 4.750%, 3/01/18 - FGIC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Oneida County, New York, General Obligation Public
                Improvement Bonds, Series 2000:
$         500    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA     $      543,395
          500    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            543,395

                Pavilion Central School District, Genesee County, New York,
                General Obligation Bonds, Series 2005:
        1,650    5.000%, 6/15/16 - FSA Insured                                        6/15 at 100.00         AAA          1,797,510
        1,815    5.000%, 6/15/18 - FSA Insured                                        6/15 at 100.00         AAA          1,957,459

        1,145   Three Village Central School District, Brookhaven and                   No Opt. Call         Aaa          1,260,874
                 Smithtown, Suffolk County, New York, General Obligation
                 Bonds, Series 2005, 5.000%, 6/01/18 - FGIC Insured

        1,620   West Islip Union Free School District, Suffolk County,               10/15 at 100.00         Aaa          1,768,538
                 New York, General Obligation Bonds, Series 2005,
                 5.000%, 10/01/16 - FSA Insured

        6,110   Yonkers, New York, General Obligation Bonds,                          8/15 at 100.00         AAA          6,605,093
                 Series 2005A, 5.000%, 8/01/16 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 43.7% (29.3% OF TOTAL INVESTMENTS)

        1,275   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue       9/15 at 100.00         AAA          1,361,815
                 State Aid Secured Bonds, Series 2005A, 5.000%, 9/01/20 -
                 MBIA Insured

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series
                2003:
        1,000    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,117,580
        1,200    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,341,096

        1,290   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA          1,468,717
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        2,760   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          3,055,154
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        4,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          5,277,915
        1,250    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          1,383,675
        2,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          2,209,480
        2,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,118,420
        4,095    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,257,531

        6,000   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          6,491,640
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

                Nassau County Interim Finance Authority, New York, Sales
                Tax Secured Revenue Bonds, Series 2003A:
        2,115    5.000%, 11/15/18 - AMBAC Insured                                       No Opt. Call         AAA          2,271,764
        1,305    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,351,641
        1,305    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,347,112

        4,820   Nassau County Interim Finance Authority, New York, Sales                No Opt. Call         AAA          5,330,342
                 and Use Tax Revenue Bonds, Series 2004H,
                 5.250%, 11/15/13 - AMBAC Insured

        2,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          2,171,800
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/20 - AMBAC Insured

        3,910   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          4,139,165
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,660   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,807,209
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        2,000   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          2,125,180
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

        1,500   Dormitory Authority of the State of New York, Lease Revenue           8/14 at 100.00         AAA          1,576,155
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue           8/11 at 100.00         AAA          1,075,120
                 Bonds, Nassau County Board of Cooperative Educational
                 Services, Series 2001A, 5.250%, 8/15/21 - FSA Insured

        2,250   Dormitory Authority of the State of New York, 853 Schools             7/08 at 101.00         AAA          2,374,898
                 Program Insured Revenue Bonds, St. Anne Institute, Issue 2,
                 Series 1998E, 5.000%, 7/01/18 - AMBAC Insured


                                       25

                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$          75   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA     $       77,059
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 - MBIA Insured

                Dormitory Authority of the State of New York, Department
                of Health Revenue Bonds, Series 2005A:
        1,575    5.250%, 7/01/24 - CIFG Insured                                       7/15 at 100.00         AAA          1,705,457
          500    5.000%, 7/01/25 - CIFG Insured                                       7/15 at 100.00         AAA            526,185

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D:
        1,145    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA          1,245,291
        2,100    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA          2,289,903

          100   Dormitory Authority of the State of New York, Improvement             8/11 at 100.00         AAA            109,782
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2001B, 5.500%, 8/15/19 - MBIA Insured

           75   Dormitory Authority of the State of New York, Improvement               No Opt. Call         AAA             83,111
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.875%, 2/15/16 - FSA Insured

           40   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             42,213
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

        2,410   Dormitory Authority of the State of New York, Revenue                 7/14 at 100.00         AAA          2,563,469
                 Bonds, Department of Health, Series 2004-2,
                 5.000%, 7/01/20 - FGIC Insured

        1,340   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          1,466,014
                 Revenue Bonds, 853 Schools Program - Anderson School,
                 Series 1999E, Issue 2, 5.750%, 7/01/19 - AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured                 7/09 at 101.00         AAA          2,188,080
                 Revenue Bonds, Special Act School District Program,
                 Series 1999, 5.750%, 7/01/19 - MBIA Insured

        2,265   New York State Environmental Facilities Corporation, Special          4/07 at 100.00         AAA          2,326,902
                 Obligation Revenue Refunding Bonds, Riverbank State Park,
                 Series 1996, 5.125%, 4/01/22 - AMBAC Insured

        1,750   New York State Local Government Assistance Corporation,               4/08 at 101.00         AAA          1,817,235
                 Revenue Bonds, Series 1997B, 4.875%, 4/01/20 -
                 MBIA Insured

        3,000   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          3,328,530
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        4,600   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          4,992,886
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        7,350   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA          8,453,529
                 Trust Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,750   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,856,295
                 Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/21 - MBIA Insured

        1,550   New York State Thruway Authority, State Personal Income               9/14 at 100.00         AAA          1,639,978
                 Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

          980   Niagara Falls City School District, Niagara County, New York,         6/15 at 100.00         AAA          1,027,177
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured

        2,000   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA          2,176,000
                 5.500%, 8/01/19 - FSA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,594,695
        2,200    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,337,192
        1,600    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          1,696,064
        5,370    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          5,675,821
        1,500    5.000%, 10/15/32 - AMBAC Insured                                    10/14 at 100.00         AAA          1,578,525

        1,435   Suffolk County Industrial Development Agency, New York,              10/10 at 102.00         Aaa          1,630,634
                 Revenue Bonds, Hampton Bays Public Library, Series 1999A,
                 6.000%, 10/01/19 - MBIA Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        6,300    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          6,860,952
        1,000    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA          1,085,580
        4,500    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,878,945


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 17.0% (11.4% OF TOTAL INVESTMENTS)

$       2,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA     $    2,224,240
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.500%, 11/15/19 - AMBAC Insured

        5,320   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA          5,593,820
                 Transportation Revenue Bonds, Series 2005B,
                 5.000%, 11/15/35 - MBIA Insured

        2,800   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          2,944,872
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        3,700   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          3,884,741
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured

        2,300   Niagara Frontier Airport Authority, New York, Airport                 4/09 at 101.00         AAA          2,454,652
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) -
                 MBIA Insured

        5,025   Port Authority of New York and New Jersey, Special Project           12/07 at 100.00         AAA          5,264,642
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
        2,080    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA          2,251,662
        2,625    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          2,783,156

                Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
        5,250    7.000%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured             1/06 at 100.00         AAA          5,297,775
       11,500    6.000%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured             1/06 at 100.00         AAA         11,581,650

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            902,616
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,500,376


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 17.4% (11.7% OF TOTAL INVESTMENTS)

        3,655   Buffalo Municipal Water Finance Authority, New York,                  7/09 at 101.00         AAA          4,060,851
                 Water System Revenue Bonds, Series 1999,
                 6.000%, 7/01/29 (Pre-refunded to 7/01/09) - FSA Insured

        2,210   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          2,321,605
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1998A:
        5,090    5.000%, 4/01/23 (Pre-refunded to 10/01/15) - FGIC Insured           10/15 at 100.00         AAA          5,614,372
        7,600    4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured           10/15 at 100.00         AAA          8,212,560

        1,000   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          1,099,980
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29
                 (Pre-refunded to 10/01/14) - FSA Insured

        5,030   New York City Trust for Cultural Resources, New York,                 7/19 at 100.00         AAA          5,457,852
                 Revenue Bonds, American Museum of Natural History,
                 Series 1999A, 5.750%, 7/01/29 (Pre-refunded to 7/01/19) -
                 AMBAC Insured

        1,010   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA          1,221,433
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16 - BIGI Insured

           80   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA             82,366
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 (Pre-refunded to 2/15/06) -
                 MBIA Insured

           70   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             74,003
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 (Pre-refunded to 2/15/07) -
                 MBIA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,094,340
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded to 3/15/13) - FGIC Insured

        5,915   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          6,542,345
                 State University Educational Facilities, Series 2002A,
                 5.125%, 5/15/20 (Pre-refunded to 5/15/12) - FGIC Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        1,290    5.375%, 4/01/17 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA          1,433,938
        1,300    5.375%, 4/01/18 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA          1,445,054
        2,000    5.000%, 4/01/20 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA          2,179,800

        3,500   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          3,865,260
                 Fund Bonds, Series 2002A, 5.250%, 4/01/17 (Pre-refunded
                 to 4/01/12) - FSA Insured


                                       27

                        Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       2,225   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA     $    2,471,463
                 Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/22 (Pre-refunded to 4/01/13) - MBIA Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,096,010
                 Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/20 (Pre-refunded to 4/01/14) - MBIA Insured

          650   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA            731,192
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35
                 (Pre-refunded to 7/01/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.0% (6.7% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        6,000    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          6,310,260
        3,000    5.750%, 12/01/24 - FSA Insured                                       6/08 at 101.00         AAA          3,216,060
        1,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          1,054,870

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          2,595,150
        2,500    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,683,625

        2,620   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          2,829,469
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 -
                 CIFG Insured

        2,275   New York State Energy Research and Development Authority,            11/05 at 100.50         AAA          2,320,068
                 Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn
                 Union Gas Company, Series 1989B, 6.750%, 2/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        2,250   New York State Energy Research and Development Authority,             1/06 at 101.00         AAA          2,276,573
                 Gas Facilities Revenue Bonds, Brooklyn Union Gas Company,
                 Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) -
                 MBIA Insured

        2,000   New York State Energy Research and Development Authority,             9/08 at 102.00         AAA          2,167,740
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation, Series 1998A, 5.950%, 9/01/33 (Alternative
                 Minimum Tax) - MBIA Insured

        2,565   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          2,707,691
                 Series 2005RR, 5.000%, 7/01/35 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.5% (3.7% OF TOTAL INVESTMENTS)

        5,030   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          5,321,086
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          1,045,530
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          2,126,340
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured

        4,750   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          5,124,348
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        1,660   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,859,612
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     390,525   Total Long-Term Investments (cost $399,126,154) - 149.1%                                                419,145,614
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      6,057,109
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.2)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  281,202,723
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
                        Portfolio of
                             INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.2% (8.1% OF TOTAL INVESTMENTS)

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$       1,315    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $    1,460,373
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            680,077

          500   Amherst Industrial Development Agency, New York, Revenue              8/10 at 102.00         AAA            555,275
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

        1,000   Nassau County Industrial Development Agency, New York,                7/08 at 102.00         AAA          1,053,560
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        1,365   New York City Industrial Development Agency, New York,                  No Opt. Call         AAA          1,490,798
                 Civic Facility Revenue Bonds, USTA National Tennis
                 Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

        7,250   New York City Industrial Development Agency, New York,                1/09 at 101.00         AAA          7,470,763
                 Civic Facility Revenue Bonds, Horace Mann School,
                 Series 1998, 5.000%, 7/01/28 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          2,202,220
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,870   Dormitory Authority of the State of New York, Insured Revenue         1/06 at 100.00         AAA          1,876,620
                 Bonds, Fordham University, Series 1990, 7.200%, 7/01/15 -
                 AMBAC Insured

        4,500   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         Aaa          4,721,175
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,291,880
                 City University of New York, Series 2005A,
                 5.500%, 7/01/18 - FGIC Insured

                Dormitory Authority of the State of New York, Revenue
                Bonds, University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 - MBIA Insured                                       7/10 at 101.00         AAA          1,686,923
        2,235    0.000%, 7/01/18 - MBIA Insured                                       7/10 at 101.00         AAA          1,890,184
        2,495    0.000%, 7/01/19 - MBIA Insured                                       7/10 at 101.00         AAA          2,105,156
        1,870    0.000%, 7/01/21 - MBIA Insured                                       7/10 at 101.00         AAA          1,574,147

                Dormitory Authority of the State of New York, Revenue
                Bonds, Canisius College, Series 2000:
        1,000    5.100%, 7/01/20 - MBIA Insured                                       7/11 at 101.00         AAA          1,071,760
        2,875    5.250%, 7/01/30 - MBIA Insured                                       7/11 at 101.00         AAA          3,077,084

                Dormitory Authority of the State of New York, Insured
                Revenue Bonds, New York University, Series 2001-2:
        1,350    5.500%, 7/01/18 - AMBAC Insured                                      7/11 at 100.00         AAA          1,483,974
          800    5.500%, 7/01/20 - AMBAC Insured                                      7/11 at 100.00         AAA            876,992
          600    5.500%, 7/01/21 - AMBAC Insured                                      7/11 at 100.00         AAA            657,744

        2,500   Dormitory Authority of the State of New York, General Revenue           No Opt. Call         AAA          2,939,525
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 -
                 AMBAC Insured

        2,125   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,271,838
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/19 -
                 AMBAC Insured

        1,710   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA          1,832,590
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/18 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 19.0% (12.7% OF TOTAL INVESTMENTS)

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          3,038,252
        3,065    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          3,325,801


                                       29


                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

                Dormitory Authority of the State of New York, Revenue Bonds,
                St. Vincent's Hospital and Medical Center, Series 1991:
$       1,490    7.375%, 8/01/11                                                      2/06 at 100.00         AAA     $    1,517,818
        4,150    7.400%, 8/01/30                                                      2/06 at 100.00         AAA          4,216,151

        5,995   Dormitory Authority of the State of New York, FHA-Insured             2/06 at 104.00         AAA          6,244,512
                 Mortgage Hospital Revenue Bonds, Millard Fillmore
                 Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        6,500   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          6,907,290
                 Mortgage Revenue Refunding Bonds, United Health
                 Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          3,033,210
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

          740   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            775,801
                 Mortgage Hospital Revenue Bonds, Hospital for Special Surgery,
                 Series 2005, 5.000%, 8/15/33 (WI, settling 10/20/05) - MBIA
                 Insured

        2,655   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,787,139
                 Mortgage Revenue Bonds, Montefiore Hospital,
                 Series 2004, 5.000%, 8/01/29 - FGIC Insured

        4,110   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,501,067
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,643,225
        3,210    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,386,036

        5,730   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          6,175,049
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        6,430   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          6,962,983
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/24 - MBIA Insured

       12,020   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA         12,913,567
                 Bonds, Winthrop South Nassau University Health System
                 Obligated Group, Series 2001A, 5.250%, 7/01/26 -
                 AMBAC Insured

        2,025   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          2,142,653
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.9% (3.3% OF TOTAL INVESTMENTS)

        5,445   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          5,752,316
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

        7,505   New York City Housing Development Corporation, New York,             10/05 at 105.00         AAA          7,893,461
                 Multifamily Housing Revenue Bonds, Pass-Through
                 Certificates, Series 1991C, 6.500%, 2/20/19 -
                 AMBAC Insured

                New York State Housing Finance Agency, Mortgage Revenue
                Refunding Bonds, Housing Project, Series 1996A:
          870    6.100%, 11/01/15 - FSA Insured                                       5/06 at 102.00         AAA            905,444
        3,625    6.125%, 11/01/20 - FSA Insured                                       5/06 at 102.00         AAA          3,762,968


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.3% (1.5% OF TOTAL INVESTMENTS)

        2,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          2,201,480
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        6,000   Dormitory Authority of the State of New York, FHA-Insured             8/11 at 101.00         AAA          6,279,840
                 Nursing Home Mortgage Revenue Bonds, Norwegian
                 Christian Home and Health Center, Series 2001,
                 5.200%, 8/01/36 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 20.6% (13.7% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 1999A:
          700    5.500%, 10/01/17 - FGIC Insured                                     10/09 at 101.00         AAA            764,134
          700    5.250%, 10/01/19 - FGIC Insured                                     10/09 at 101.00         AAA            756,798

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,410    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,549,449
        1,500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,641,105
        1,510    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,651,019
        1,635    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,784,357


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         745   Erie County, New York, General Obligation Bonds,                        No Opt. Call         Aaa     $      823,136
                 Series 2004B, 5.250%, 4/01/13 - MBIA Insured

           45   New York City, New York, General Obligation Bonds, Fiscal             2/06 at 100.00         AAA             45,125
                 Series 1992C, 6.250%, 8/01/10 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1998H:
        4,150    5.125%, 8/01/25 - MBIA Insured                                       8/08 at 101.00         AAA          4,365,676
        5,440    5.375%, 8/01/27 - MBIA Insured                                       8/08 at 101.00         AAA          5,769,718

        5,000   New York City, New York, General Obligation Bonds, Fiscal             4/09 at 101.00         AAA          5,157,600
                 Series 1999I, 5.000%, 4/15/29 - MBIA Insured

        3,000   New York City, New York, General Obligation Bonds, Fiscal             8/10 at 101.00         AAA          3,207,780
                 Series 2001D, 5.000%, 8/01/16 - FGIC Insured

        6,250   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA          6,718,250
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,660    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA          1,808,968
        3,070    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          3,356,155

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2005O:
        3,250    5.000%, 6/01/17 - FSA Insured                                        6/15 at 100.00         AAA          3,512,372
        3,250    5.000%, 6/01/18 - FSA Insured                                        6/15 at 100.00         AAA          3,496,155

        1,550   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA          1,669,056
                 Series 2005P, 5.000%, 8/01/18 - MBIA Insured

        5,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          5,336,250
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

        2,330   Nassau County, North Hempstead, New York, General                     3/08 at 101.00         Aaa          2,426,812
                 Obligation Refunding Bonds, Series 1998B, 4.750%, 3/01/18 -
                 FGIC Insured

                Oneida County, New York, General Obligation Public
                Improvement Bonds, Series 2000:
          100    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            108,679
          100    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            108,679

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/17 - FSA Insured                                        6/10 at 100.00         Aaa            580,220
          525    5.875%, 6/15/18 - FSA Insured                                        6/10 at 100.00         Aaa            580,220
          525    5.875%, 6/15/20 - FSA Insured                                        6/10 at 100.00         Aaa            581,327
          525    5.875%, 6/15/21 - FSA Insured                                        6/10 at 100.00         Aaa            581,327
          525    5.875%, 6/15/22 - FSA Insured                                        6/10 at 100.00         Aaa            581,327
          525    5.875%, 6/15/23 - FSA Insured                                        6/10 at 100.00         Aaa            581,327
          525    5.875%, 6/15/24 - FSA Insured                                        6/10 at 100.00         Aaa            581,327
          525    5.875%, 6/15/26 - FSA Insured                                        6/10 at 100.00         Aaa            578,324
          525    5.875%, 6/15/28 - FSA Insured                                        6/10 at 100.00         Aaa            578,324

                Rensselaer County, New York, General Obligation Bonds,
                Series 1991:
          960    6.700%, 2/15/16 - AMBAC Insured                                        No Opt. Call         AAA          1,187,040
          960    6.700%, 2/15/17 - AMBAC Insured                                        No Opt. Call         AAA          1,196,467
          960    6.700%, 2/15/18 - AMBAC Insured                                        No Opt. Call         AAA          1,208,314
          960    6.700%, 2/15/19 - AMBAC Insured                                        No Opt. Call         AAA          1,217,808
          960    6.700%, 2/15/20 - AMBAC Insured                                        No Opt. Call         AAA          1,227,446
          747    6.700%, 2/15/21 - AMBAC Insured                                        No Opt. Call         AAA            961,568

                Rochester, New York, General Obligation Bonds, Series 1999:
          735    5.250%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA            832,108
          735    5.250%, 10/01/21 - MBIA Insured                                        No Opt. Call         AAA            833,012
          730    5.250%, 10/01/22 - MBIA Insured                                        No Opt. Call         AAA            828,689
          730    5.250%, 10/01/23 - MBIA Insured                                        No Opt. Call         AAA            828,630
          730    5.250%, 10/01/24 - MBIA Insured                                        No Opt. Call         AAA            829,141
          730    5.250%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA            831,426
          725    5.250%, 10/01/26 - MBIA Insured                                        No Opt. Call         AAA            826,703

        2,190   Yonkers, New York, General Obligation Bonds, Series 2005B,            8/15 at 100.00         AAA          2,347,198
                 5.000%, 8/01/19 - MBIA Insured


                                       31

                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 40.6% (27.1% OF TOTAL INVESTMENTS)

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
$       1,230    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA     $    1,374,623
        1,225    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,369,036

        1,700   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA          1,935,518
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        4,600   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          5,091,924
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,345,740
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,320,820
        5,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          5,523,700
        2,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          2,118,420
        4,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          4,158,760

        7,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          8,114,550
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

                Nassau County Interim Finance Authority, New York, Sales
                Tax Secured Revenue Bonds, Series 2003A:
        4,000    5.000%, 11/15/18 - AMBAC Insured                                       No Opt. Call         AAA          4,296,480
        1,560    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,615,754
        1,560    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,610,341

           50   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AAA             51,771
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 - MBIA Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
        2,820    5.250%, 5/01/16 - MBIA Insured                                      11/11 at 101.00         AAA          3,092,609
        1,000    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          1,096,620

        7,500   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          8,144,250
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

        3,500   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          3,705,135
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        3,060   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          3,331,361
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.250%, 2/01/22 - MBIA Insured

        2,000   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA          2,125,180
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D:
        1,210    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA          1,315,984
        2,240    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA          2,442,563

           35   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             36,936
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          3,839,885
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1996B:
           80    5.375%, 2/15/26 - FSA Insured                                        2/06 at 102.00         AAA             82,196
           45    5.375%, 2/15/26 - MBIA Insured                                       2/06 at 102.00         AAA             46,235

        7,145   Dormitory Authority of the State of New York, Insured Revenue         7/09 at 101.00         AAA          7,816,916
                 Bonds, Special Act School District Program, Series 1999,
                 5.750%, 7/01/19 - MBIA Insured

        2,000   New York State Environmental Facilities Corporation, Special          4/07 at 100.00         AAA          2,054,660
                 Obligation Revenue Refunding Bonds, Riverbank State Park,
                 Series 1996, 5.125%, 4/01/22 - AMBAC Insured

        7,750   New York State Local Government Assistance Corporation,               4/08 at 101.00         AAA          8,047,755
                 Revenue Bonds, Series 1997B, 4.875%, 4/01/20 -
                 MBIA Insured


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,750   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA     $    4,160,662
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
          875    5.125%, 5/15/19 - AMBAC Insured                                      5/11 at 100.00         AAA            941,675
          920    5.125%, 5/15/20 - AMBAC Insured                                      5/11 at 100.00         AAA            982,137
          965    5.250%, 5/15/21 - AMBAC Insured                                      5/11 at 100.00         AAA          1,036,738
        1,015    5.250%, 5/15/22 - AMBAC Insured                                      5/11 at 100.00         AAA          1,087,268

        7,925   Dormitory Authority of the State of New York, Revenue                10/12 at 100.00         AAA          8,601,874
                 Bonds, School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        8,455   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          9,724,434
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,059,270
                 Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/22 - MBIA Insured

        3,700   New York State Thruway Authority, State Personal Income               3/15 at 100.00         AAA          3,957,335
                 Tax Revenue Bonds, Series 2005A, 5.000%, 3/15/20 -
                 FSA Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          4,627,080
                 Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 -
                 FSA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,594,695
        3,640    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          3,866,990
        1,960    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,077,678
        3,170    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          3,350,531

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        9,400    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA         10,236,976
        1,000    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 100.00         AAA          1,085,580
        2,500    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,710,525


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.0% (8.0% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        6,000    5.500%, 11/15/18 - AMBAC Insured                                    11/12 at 100.00         AAA          6,672,720
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,145,640

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        1,335    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          1,481,596
        4,575    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          4,856,271

        5,980   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00         AAA          6,287,791
                 Revenue Bonds, Series 2005B, 5.000%, 11/15/35 -
                 MBIA Insured

        2,100   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          2,208,654
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        4,600   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          4,829,678
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured

        2,500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          2,668,100
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        7,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          7,385,490
                 Revenue Bonds, One Hundred Twentieth  Series 2000,
                 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,816,804
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          4,131,056


                                       33


                        Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 17.1% (11.4% OF TOTAL INVESTMENTS)

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
$       1,000    5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa     $    1,134,710
        1,000    5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,134,710

        4,695   Metropolitan Transportation Authority, New York, Commuter             7/11 at 100.00         AAA          5,169,618
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded to 7/01/11) - FGIC Insured

       11,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA         11,886,600
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          4,399,920
        3,250    5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          3,574,935

          560   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA            600,583
                 Series 1998H, 5.375%, 8/01/27 (Pre-refunded to 8/01/08) -
                 MBIA Insured

           10   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AAA             10,465
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 (Pre-refunded to 8/15/07) - MBIA Insured

        1,075   New York City Trust for Cultural Resources, New York, Revenue         7/19 at 100.00         AAA          1,166,440
                 Bonds, American Museum of Natural History, Series 1999A,
                 5.750%, 7/01/29 (Pre-refunded to 7/01/19) - AMBAC Insured

        2,095   Dormitory Authority of the State of New York, Lease Revenue           7/11 at 100.00         AAA          2,333,998
                 Bonds, State University Dormitory Facilities, Series 2001,
                 5.500%, 7/01/18 (Pre-refunded to 7/01/11) - FGIC Insured

          505   Dormitory Authority of the State of New York, Suffolk County,        10/05 at 110.29     Baa1***            705,975
                 Lease Revenue Bonds, Judicial Facilities, Series 1991A,
                 9.500%, 4/15/14

           50   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA             51,478
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 (Pre-refunded to 2/15/06) -
                 MBIA Insured

           70   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             74,003
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 (Pre-refunded to 2/15/07) -
                 MBIA Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,641,510
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded to 3/15/13) - FGIC Insured

        5,795   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          6,367,082
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/18 (Pre-refunded to 5/15/12) - FGIC Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        1,835    5.375%, 4/01/17 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA          2,039,749
        2,100    5.375%, 4/01/18 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA          2,334,318

        5,000   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          5,521,800
                 Fund Bonds, Series 2002A, 5.250%, 4/01/19 (Pre-refunded
                 to 4/01/12) - FSA Insured

        2,375   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          2,638,079
                 Fund Bonds, Second General, Series 2003A, 5.250%, 4/01/22
                 (Pre-refunded to 4/01/13) - MBIA Insured

        2,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          2,192,020
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/20
                 (Pre-refunded to 4/01/14) - MBIA Insured

                New York State Urban Development Corporation, Service
                Contract Revenue Bonds, Correctional Facilities, Series 2000C:
        6,000    5.125%, 1/01/23 (Pre-refunded to 1/01/11) - FSA Insured              1/11 at 100.00         AAA          6,534,420
        2,000    5.250%, 1/01/30 (Pre-refunded to 1/01/11) - FSA Insured              1/11 at 100.00         AAA          2,190,100


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.0% (9.4% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        8,300    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          8,729,193
        4,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          4,219,480


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2000A:
$       4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA     $    1,747,240
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,655,440
       15,000    0.000%, 6/01/26 - FSA Insured                                          No Opt. Call         AAA          5,883,000
        3,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA          1,115,010
        4,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          1,583,775
        3,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA          1,001,340

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        3,000    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          3,114,180
        3,125    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          3,354,531

       10,025   New York State Energy Research and Development Authority,            11/05 at 100.50         AAA         10,223,595
                 Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn
                 Union Gas Company, Series 1989B, 6.750%, 2/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        6,000   New York State Energy Research and Development Authority,             9/08 at 102.00         AAA          6,503,220
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation, Series 1998A, 5.950%, 9/01/33 (Alternative
                 Minimum Tax) - MBIA Insured

        2,875   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          3,034,936
                 Series 2005RR, 5.000%, 7/01/35 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.1% (4.8% OF TOTAL INVESTMENTS)

        5,795   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          6,130,357
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        5,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          5,315,850
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured

       10,500   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA         11,327,505
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

                New York City Municipal Water Finance Authority, New York, Water
                and Sewerage System Revenue Bonds, Fiscal Series 2000B:
        1,245    6.100%, 6/15/31 - MBIA Insured                                       6/10 at 101.00         AAA          1,394,711
        1,225    6.000%, 6/15/33 - MBIA Insured                                       6/10 at 101.00         AAA          1,369,305

        2,230   Upper Mohawk Valley Regional Water Finance Authority,                   No Opt. Call         Aaa          1,030,419
                 New York, Water System Revenue Bonds, Series 2000,
                 0.000%, 4/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     541,187   Total Long-Term Investments (cost $522,871,276) - 149.8%                                                557,199,837
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      7,734,952
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.9)%                                                       (193,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  371,934,789
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
                        Portfolio of
                             INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.7% (15.1% OF TOTAL INVESTMENTS)

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$       1,065    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $    1,182,736
          610    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            680,077

          500   Amherst Industrial Development Agency, New York, Revenue              8/10 at 102.00         AAA            555,275
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Lakeside Cottage Project, Series 2000B,
                 5.625%, 8/01/20 - AMBAC Insured

        6,415   Nassau County Industrial Development Agency, New York,                7/08 at 102.00         AAA          6,758,587
                 Revenue Refunding Bonds, Hofstra University, Series 1998,
                 5.000%, 7/01/23 - MBIA Insured

        7,250   New York City Trust for Cultural Resources, New York, Revenue         1/07 at 102.00         AAA          7,603,148
                 Refunding Bonds, Museum of Modern Art, Series 1996A,
                 5.500%, 1/01/21 - AMBAC Insured

       14,500   New York City Trust for Cultural Resources, New York, Revenue         4/07 at 101.00         AAA         15,139,450
                 Bonds, American Museum of Natural History, Series 1997A,
                 5.650%, 4/01/27 - MBIA Insured

        1,385   New York City Industrial Development Agency, New York,                  No Opt. Call         AAA          1,512,642
                 Civic Facility Revenue Bonds, USTA National Tennis Center
                 Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

        4,775   New York City Industrial Development Agency, New York,                6/07 at 102.00         AAA          5,002,624
                 Civic Facility Revenue Bonds, Trinity Episcopal School,
                 Series 1997, 5.250%, 6/15/27 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          2,202,220
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,915   Dormitory Authority of the State of New York, Second General            No Opt. Call         AAA          2,229,347
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        6,000   Dormitory Authority of the State of New York, Consolidated              No Opt. Call         AAA          6,841,620
                 Revenue Bonds, City University System, Series 1993A,
                 5.750%, 7/01/13 - MBIA Insured

        4,625   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 101.00         AAA          4,815,550
                 Bonds, Barnard College, Series 1996, 5.250%, 7/01/26 -
                 AMBAC Insured

        8,500   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 102.00         AAA          8,930,355
                 Bonds, Ithaca College, Series 1997, 5.250%, 7/01/26 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Third General           7/08 at 102.00         AAA          2,101,300
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1998-1, 5.000%, 7/01/26 - FGIC Insured

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          2,291,880
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                University of Rochester, Series 2000A:
        1,990    0.000%, 7/01/17 - MBIA Insured                                       7/10 at 101.00         AAA          1,686,923
        2,230    0.000%, 7/01/18 - MBIA Insured                                       7/10 at 101.00         AAA          1,885,956
        2,495    0.000%, 7/01/19 - MBIA Insured                                       7/10 at 101.00         AAA          2,105,156
        1,870    0.000%, 7/01/21 - MBIA Insured                                       7/10 at 101.00         AAA          1,574,147

        4,000   Dormitory Authority of the State of New York, State University          No Opt. Call         AAA          4,636,600
                 Educational Facilities Revenue Bonds, 1989 Resolution,
                 Series 2000C, 5.750%, 5/15/16 - FSA Insured

        1,000   Dormitory Authority of the State of New York, General Revenue           No Opt. Call         AAA          1,175,810
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 -
                 AMBAC Insured

        2,750   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA          2,854,803
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/26 -
                 AMBAC Insured

        1,650   Dormitory Authority of the State of New York, Insured Revenue         7/12 at 100.00         AAA          1,764,329
                 Bonds, Fordham University, Series 2002, 5.000%, 7/01/19 -
                 FGIC Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.0% (10.0% OF TOTAL INVESTMENTS)

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
$       2,800    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA     $    3,038,252
        3,065    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          3,325,801

        3,995   Dormitory Authority of the State of New York, FHA-Insured             2/06 at 104.00         AAA          4,161,272
                 Mortgage Hospital Revenue Bonds, Millard Fillmore
                 Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

        7,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          7,077,490
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

          750   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            786,285
                 Mortgage Hospital Revenue Bonds, Hospital for Special Surgery,
                 Series 2005, 5.000%, 8/15/33 (WI, settling 10/20/05) - MBIA
                 Insured

        2,700   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          2,834,379
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        4,105   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          4,495,591
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Memorial Sloan-Kettering Cancer Center, Series 2003-1:
        2,500    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA          2,643,225
        3,300    5.000%, 7/01/22 - MBIA Insured                                       7/13 at 100.00         AAA          3,480,972

        9,000   Dormitory Authority of the State of New York, Hospital                7/09 at 101.00         AAA          9,746,010
                 Revenue Bonds, Catholic Health Services of Long Island
                 Obligated Group - St. Francis Hospital, Series 1999A,
                 5.500%, 7/01/24 - MBIA Insured

        9,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          9,522,900
                 Winthrop South Nassau University Health System
                 Obligated Group, Series 2001B, 5.250%, 7/01/31 -
                 AMBAC Insured

        3,350   New York State Medical Care Facilities Finance Agency,                2/06 at 101.00         AAA          3,434,152
                 FHA-Insured Mortgage Revenue Bonds, Montefiore Medical
                 Center, Series 1995A, 5.750%, 2/15/25 - AMBAC Insured

        1,915   New York State Medical Care Facilities Finance Agency,               11/05 at 102.00         AAA          1,960,864
                 Secured Mortgage Revenue Bonds, Brookdale Family Care
                 Centers Inc., Series 1995A, 6.375%, 11/15/19 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.8% (2.4% OF TOTAL INVESTMENTS)

        5,515   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          5,826,267
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

        6,241   New York City Housing Development Corporation, New York,             10/05 at 105.00         AAA          6,564,729
                 Multifamily Housing Revenue Bonds, Pass-Through
                 Certificates, Series 1991C, 6.500%, 2/20/19 -
                 AMBAC Insured

        1,540   New York State Housing Finance Agency, Mortgage Revenue               5/06 at 102.00         AAA          1,598,612
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

          235   New York State Housing Finance Agency, FHA-Insured                    2/06 at 101.00         AAA            237,695
                 Multifamily Housing Mortgage Revenue Bonds,
                 Series 1994B, 6.250%, 8/15/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.2% (0.8% OF TOTAL INVESTMENTS)

        4,450   Castle Rest Residential Healthcare Facility, Syracuse,                8/07 at 102.00         AAA          4,506,782
                 New York, FHA-Insured Mortgage Revenue Bonds,
                 Series 1997A, 5.750%, 8/01/37 (Optional put 8/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 17.0% (11.3% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,500    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa          1,648,350
        1,500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa          1,641,105
        1,600    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa          1,749,424
        1,700    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa          1,855,295

          805   Erie County, New York, General Obligation Bonds,                        No Opt. Call         Aaa            889,428
                 Series 2004B, 5.250%, 4/01/13 - MBIA Insured

                Monroe County, New York, General Obligation Public
                Improvement Bonds, Series 2002:
        2,250    5.000%, 3/01/15 - FGIC Insured                                       3/12 at 100.00         AAA          2,421,045
        1,000    5.000%, 3/01/17 - FGIC Insured                                       3/12 at 100.00         AAA          1,071,520

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2001D:
        2,095    5.250%, 8/01/15 - FSA Insured                                        8/10 at 101.00         AAA          2,273,934
        5,360    5.250%, 8/01/15 - MBIA Insured                                       8/10 at 101.00         AAA          5,817,798
        5,000    5.000%, 8/01/16 - FGIC Insured                                       8/10 at 101.00         AAA          5,346,300


                                       37


                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       5,000   New York City, New York, General Obligation Bonds, Fiscal             3/12 at 100.00         AAA     $    5,331,950
                 Series 2002C, 5.125%, 3/15/25 - FSA Insured

        6,250   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA          6,718,250
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,690    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA          1,841,661
        3,120    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          3,410,815

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2005O:
        3,350    5.000%, 6/01/17 - FSA Insured                                        6/15 at 100.00         AAA          3,620,445
        3,350    5.000%, 6/01/18 - FSA Insured                                        6/15 at 100.00         AAA          3,603,729

        1,600   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA          1,722,896
                 Series 2005P, 5.000%, 8/01/18 - MBIA Insured

        5,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          5,336,250
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

                Peru Central School District, Clinton County, New York, General
                Obligation Refunding Bonds, Series 2002B:
        1,845    4.000%, 6/15/18 - FGIC Insured                                       6/12 at 100.00         AAA          1,824,078
        1,915    4.000%, 6/15/19 - FGIC Insured                                       6/12 at 100.00         AAA          1,884,111

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525    5.875%, 6/15/19 - FSA Insured                                        6/10 at 100.00         Aaa            580,220
          525    5.875%, 6/15/25 - FSA Insured                                        6/10 at 100.00         Aaa            578,324
          525    5.875%, 6/15/27 - FSA Insured                                        6/10 at 100.00         Aaa            578,324

        2,305   Yonkers, New York, General Obligation Bonds, Series 2005B,            8/15 at 100.00         AAA          2,460,818
                 5.000%, 8/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 41.2% (27.4% OF TOTAL INVESTMENTS)

                Erie County Industrial Development Agency, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,200    5.750%, 5/01/20 - FSA Insured                                        5/12 at 100.00         AAA          1,341,096
        1,000    5.750%, 5/01/22 - FSA Insured                                        5/12 at 100.00         AAA          1,117,580

        1,710   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA          1,946,903
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        4,600   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          5,091,924
                 Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          2,345,740
        3,000    5.500%, 1/01/19 - MBIA Insured                                       7/12 at 100.00         AAA          3,320,820
        6,000    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          6,628,440
        3,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          3,177,630
        8,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          8,317,520

        7,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          8,114,550
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,555    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA          1,610,576
        1,555    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA          1,605,180

           75   New York City Transitional Finance Authority, New York, Future        8/07 at 101.00         AAA             77,657
                 Tax Secured Bonds, Fiscal Series 1998A, 5.000%, 8/15/27 -
                 MBIA Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2002B:
       10,170    5.250%, 5/01/12 - MBIA Insured                                      11/11 at 101.00         AAA         11,165,846
        2,420    5.250%, 5/01/17 - MBIA Insured                                      11/11 at 101.00         AAA          2,653,820
        1,000    5.000%, 5/01/30 - MBIA Insured                                      11/11 at 101.00         AAA          1,041,400

        6,000   New York City Transitional Finance Authority, New York, Future        8/12 at 100.00         AAA          6,515,400
                 Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 -
                 AMBAC Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,500   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA     $    3,705,135
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,995   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          2,171,917
                 Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 -
                 MBIA Insured

        1,845   New York City Transitional Finance Authority, New York, Future        2/14 at 100.00         AAA          1,960,479
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Madison-Oneida Board of Cooperative Educational
                Services, Series 2002:
        1,045    5.250%, 8/15/20 - FSA Insured                                        8/12 at 100.00         AAA          1,133,240
        1,100    5.250%, 8/15/21 - FSA Insured                                        8/12 at 100.00         AAA          1,192,884
        1,135    5.250%, 8/15/22 - FSA Insured                                        8/12 at 100.00         AAA          1,230,839

        3,340   Dormitory Authority of the State of New York, 853 Schools             7/09 at 101.00         AAA          3,621,161
                 Program Insured Revenue Bonds, Harmony Heights School,
                 Issue 1, Series 1999C, 5.500%, 7/01/18 - AMBAC Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D:
        1,230    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA          1,337,736
        2,275    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA          2,480,728

           40   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA             41,072
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.125%, 8/15/21 - MBIA Insured

          370   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA            393,839
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.250%, 8/15/30 - FSA Insured

           40   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             42,213
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 - MBIA Insured

        3,610   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          3,839,885
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

        3,750   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          4,160,662
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

        7,900   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          8,574,739
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        8,455   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          9,724,434
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,059,270
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/22 -
                 MBIA Insured

        3,765   New York State Thruway Authority, State Personal Income Tax           3/15 at 100.00         AAA          4,026,856
                 Revenue Bonds, Series 2005A, 5.000%, 3/15/20 - FSA Insured

        3,190   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          3,623,170
                 Refunding Bonds, State Facilities, Series 1995,
                 5.600%, 4/01/15 - MBIA Insured

                Puerto Rico Highway and Transportation Authority, Highway
                Revenue Refunding Bonds, Series 2002E:
        3,000    5.500%, 7/01/14 - FSA Insured                                          No Opt. Call         AAA          3,411,240
        6,000    5.500%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          6,940,620

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,594,695
        2,720    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,889,619
        1,990    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,109,480
        3,470    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          3,667,616

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       12,400    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA         13,504,096
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,084,210


                                       39


                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.8% (8.5% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
$       3,815    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA     $    4,242,738
        4,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          4,291,280

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        2,665    5.500%, 11/15/21 - MBIA Insured                                     11/12 at 100.00         AAA          2,957,644
        8,500    5.000%, 11/15/25 - MBIA Insured                                     11/12 at 100.00         AAA          9,022,580

        6,075   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00         AAA          6,387,680
                 Revenue Bonds, Series 2005B, 5.000%, 11/15/35 -
                 MBIA Insured

        2,125   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          2,234,948
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        4,700   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          4,934,671
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured

        2,500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          2,668,100
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        5,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA          5,371,050
                 Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/20 -
                 FGIC Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
        1,570    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA          1,816,804
        3,800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 20.2% (13.4% OF TOTAL INVESTMENTS)

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
          910    5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,032,586
        1,410    5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,599,941

                Metropolitan Transportation Authority, New York, Transit
                Facilities Revenue Bonds, Series 1998B:
       10,000    4.875%, 7/01/18 - FGIC Insured                                       7/08 at 101.00         AAA         10,375,200
        4,500    4.750%, 7/01/26 - FGIC Insured                                       7/08 at 101.00         AAA          4,561,785

        3,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          3,241,800
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28
                 (Pre-refunded to 10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000    5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          4,399,920
        1,000    5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured            10/14 at 100.00         AAA          1,099,980

        2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          2,231,880
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.750%, 6/15/27 (Pre-refunded to 6/15/11) -
                 MBIA Insured

           15   New York City Transitional Finance Authority, New York,               8/07 at 101.00         AAA             15,697
                 Future Tax Secured Bonds, Fiscal Series 1998A,
                 5.000%, 8/15/27 (Pre-refunded to 8/15/07) - MBIA Insured

        1,410   Dormitory Authority of the State of New York, Lease Revenue           7/11 at 100.00         AAA          1,570,853
                 Bonds, State University Dormitory Facilities, Series 2001,
                 5.500%, 7/01/20 (Pre-refunded to 7/01/11) - FGIC Insured

        2,945   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA          3,561,506
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16

           40   Dormitory Authority of the State of New York, Improvement             2/06 at 102.00         AAA             41,146
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.125%, 8/15/21 (Pre-refunded to 2/15/06) -
                 MBIA Insured

           70   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA             74,003
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 8/15/22 (Pre-refunded to 2/15/07) -
                 MBIA Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,641,510
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded to 3/15/13) - FGIC Insured

        8,100   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          8,959,086
                 State University Educational Facilities, Series 2002A,
                 5.125%, 5/15/19 (Pre-refunded to 5/15/12) - FGIC Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
$       3,125    5.375%, 4/01/17 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA     $    3,473,688
        3,000    5.375%, 4/01/18 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA          3,334,740

        4,930   New York State Thruway Authority, Highway and Bridge Trust           10/11 at 100.00         AAA          5,442,572
                 Fund Bonds, Series 2001B, 5.250%, 4/01/17 (Pre-refunded
                 to 10/01/11) - MBIA Insured

        6,965   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA          7,691,867
                 Fund Bonds, Series 2002A, 5.250%, 4/01/20 (Pre-refunded
                 to 4/01/12) - FSA Insured

        2,400   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          2,665,848
                 Fund Bonds, Second General, Series 2003A, 5.250%, 4/01/22
                 (Pre-refunded to 4/01/13) - MBIA Insured

        2,200   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          2,411,222
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/20
                 (Pre-refunded to 4/01/14) - MBIA Insured

        6,000   New York State Urban Development Corporation, Service                 1/11 at 100.00         AAA          6,570,300
                 Contract Revenue Bonds, Correctional Facilities, Series 2000C,
                 5.250%, 1/01/30 (Pre-refunded to 1/01/11) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.6% (7.7% OF TOTAL INVESTMENTS)

        1,650   Islip Resource Recovery Agency, New York, Revenue Bonds,                No Opt. Call         AAA          1,956,999
                 Series 1994B, 7.250%, 7/01/11 (Alternative Minimum Tax) -
                 AMBAC Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        7,000    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          7,361,970
        3,200    5.750%, 12/01/24 - FSA Insured                                       6/08 at 101.00         AAA          3,430,464
        1,500    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          1,582,305

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        4,000    0.000%, 6/01/24 - FSA Insured                                          No Opt. Call         AAA          1,747,240
        4,000    0.000%, 6/01/25 - FSA Insured                                          No Opt. Call         AAA          1,655,440
        5,000    0.000%, 6/01/26 - FSA Insured                                          No Opt. Call         AAA          1,961,000
        7,000    0.000%, 6/01/27 - FSA Insured                                          No Opt. Call         AAA          2,601,690
       10,500    0.000%, 6/01/28 - FSA Insured                                          No Opt. Call         AAA          3,695,475
        7,000    0.000%, 6/01/29 - FSA Insured                                          No Opt. Call         AAA          2,336,460

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        2,500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          2,595,150
        2,500    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,683,625

        5,465   New York State Energy Research and Development Authority,            11/05 at 100.50         AAA          5,587,963
                 Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn
                 Union Gas Company, Series 1989A, 6.750%, 2/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        1,250   New York State Energy Research and Development Authority,             1/06 at 101.00         AAA          1,264,763
                 Gas Facilities Revenue Bonds, Brooklyn Union Gas Company,
                 Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) -
                 MBIA Insured

        2,940   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          3,103,552
                 Series 2005RR, 5.000%, 7/01/35 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.1% (3.4% OF TOTAL INVESTMENTS)

        6,395   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          6,765,079
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          2,091,060
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        4,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          4,252,680
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured


                                       41

                        Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       3,250   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA     $    3,506,133
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

                New York City Municipal Water Finance Authority, New York, Water
                and Sewerage System Revenue Bonds, Fiscal Series 2000B:
          830    6.100%, 6/15/31 - MBIA Insured                                       6/10 at 101.00         AAA            929,808
        1,360    6.000%, 6/15/33 - MBIA Insured                                       6/10 at 101.00         AAA          1,520,203
------------------------------------------------------------------------------------------------------------------------------------
$     552,856   Total Long-Term Investments (cost $535,650,940) - 150.6%                                                567,256,540
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      6,440,891
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.3)%                                                       (197,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  376,697,431
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
                        Portfolio of
                             INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.4% (13.9% OF TOTAL INVESTMENTS)

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty/Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$         250    5.625%, 8/01/20 - AMBAC Insured                                      8/10 at 102.00         AAA     $      277,638
          250    5.750%, 8/01/25 - AMBAC Insured                                      8/10 at 102.00         AAA            278,720

        1,250   New York City Trust for Cultural Resources, New York, Revenue         1/07 at 102.00         AAA          1,310,888
                 Refunding Bonds, Museum of Modern Art, Series 1996A,
                 5.500%, 1/01/21 - AMBAC Insured

        4,000   New York City Trust for Cultural Resources, New York, Revenue         4/07 at 101.00         AAA          4,187,600
                 Bonds, American Museum of Natural History, Series 1997A,
                 5.650%, 4/01/22 - MBIA Insured

          500   New York City Industrial Development Agency, New York,                  No Opt. Call         AAA            546,080
                 Civic Facility Revenue Bonds, USTA National Tennis Center
                 Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,101,110
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          1,144,430
                 State University Educational Facilities, Series 1993A,
                 5.500%, 5/15/19 - AMBAC Insured

        2,200   Dormitory Authority of the State of New York, Second General            No Opt. Call         AAA          2,561,130
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

        5,000   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         Aaa          5,245,750
                 Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 -
                 AMBAC Insured

        1,935   Dormitory Authority of the State of New York, State and Local         7/15 at 100.00         AAA          2,080,976
                 Appropriation Lease Bonds, Upstate Community Colleges,
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

          700   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            802,158
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        3,215   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA          2,689,991
                 University of Rochester, Series 2000A, 0.000%, 7/01/24 -
                 MBIA Insured

                Dormitory Authority of the State of New York, General Revenue
                Bonds, New York University, Series 2001-1:
        1,500    5.500%, 7/01/24 - AMBAC Insured                                        No Opt. Call         AAA          1,748,025
          500    5.500%, 7/01/40 - AMBAC Insured                                        No Opt. Call         AAA            587,905

          810   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 100.00         AAA            857,612
                 Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/20 -
                 AMBAC Insured

        1,270   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          1,364,958
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/16 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.5% (14.0% OF TOTAL INVESTMENTS)

        1,000   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA          1,098,660
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,625    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,763,271
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,085,090

        3,000   Dormitory Authority of the State of New York, FHA-Insured             2/06 at 102.00         AAA          3,065,700
                 Mortgage Hospital Revenue Bonds, Ellis Hospital,
                 Series 1995, 5.600%, 8/01/25 - MBIA Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          1/08 at 102.00         AAA          1,590,630
                 Vassar Brothers Hospital, Series 1997, 5.250%, 7/01/17 -
                 FSA Insured

        2,910   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          2,942,214
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured


                                       43

                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$         200   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA     $      209,676
                 Mortgage Hospital Revenue Bonds, Hospital for Special Surgery,
                 Series 2005, 5.000%, 8/15/33 (WI, settling 10/20/05) - MBIA
                 Insured

        1,205   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,264,973
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        2,460   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          2,694,069
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        2,740   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          2,896,975
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA          3,246,480
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        3,450   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          3,650,445
                 Winthrop South Nassau University Health System Obligated
                 Group, Series 2001A, 5.250%, 7/01/31 - AMBAC Insured

        1,400   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          1,469,818
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.3% (2.3% OF TOTAL INVESTMENTS)

        2,165   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          2,287,193
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

        2,035   New York State Housing Finance Agency, Mortgage Revenue               5/06 at 102.00         AAA          2,112,452
                 Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5% (0.9% OF TOTAL INVESTMENTS)

        1,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          1,100,740
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

          850   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 102.00         AAA            891,965
                 Bonds, NYSARC Inc., Series 2001A, 5.000%, 7/01/26 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.6% (9.9% OF TOTAL INVESTMENTS)

                Erie County, New York, General Obligation Bonds, Series 2003A:
          500    5.250%, 3/15/15 - FGIC Insured                                       3/13 at 100.00         Aaa            549,450
          500    5.250%, 3/15/16 - FGIC Insured                                       3/13 at 100.00         Aaa            547,035
          600    5.250%, 3/15/17 - FGIC Insured                                       3/13 at 100.00         Aaa            656,034
          600    5.250%, 3/15/18 - FGIC Insured                                       3/13 at 100.00         Aaa            654,810

          315   Erie County, New York, General Obligation Bonds,                        No Opt. Call         Aaa            348,037
                 Series 2004B, 5.250%, 4/01/13 - MBIA Insured

          210   Nassau County, New York, General Obligation Improvement                 No Opt. Call         AAA            238,875
                 Bonds, Series 1993H, 5.500%, 6/15/16 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal             2/08 at 101.00         AAA          2,106,580
                 Series 1998F, 5.250%, 8/01/16 - FGIC Insured

        2,500   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AAA          2,687,300
                 Series 2004I, 5.000%, 8/01/17 - MBIA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
          650    5.000%, 11/01/13 - FSA Insured                                         No Opt. Call         AAA            708,331
        1,180    5.000%, 11/01/14 - FSA Insured                                         No Opt. Call         AAA          1,289,988

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2005O:
        1,000    5.000%, 6/01/17 - FSA Insured                                        6/15 at 100.00         AAA          1,080,730
        1,000    5.000%, 6/01/18 - FSA Insured                                        6/15 at 100.00         AAA          1,075,740

          550   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            592,246
                 Series 2005P, 5.000%, 8/01/18 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          2,134,500
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

        1,000   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          1,249,330
                 Public Improvement Bonds, Series 1994, 7.500%, 3/01/13 -
                 MBIA Insured


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   Red Hook Central School District, Dutchess County, New York,          6/12 at 100.00         Aaa     $    1,083,670
                 General Obligation Refunding Bonds, Series 2002,
                 5.125%, 6/15/18 - FSA Insured

          500   West Islip Union Free School District, Suffolk County,               10/15 at 100.00         Aaa            545,845
                 New York, General Obligation Bonds, Series 2005,
                 5.000%, 10/01/16 - FSA Insured

        1,525   Yonkers, New York, General Obligation Bonds, Series 2005A,            8/15 at 100.00         AAA          1,648,571
                 5.000%, 8/01/16 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 42.7% (29.0% OF TOTAL INVESTMENTS)

          750   Erie County Industrial Development Agency, New York, School           5/12 at 100.00         AAA            841,673
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/19 - FSA Insured

          500   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            569,270
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        1,350   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          1,494,369
                 Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 -
                 MBIA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,500    5.750%, 7/01/18 - FSA Insured                                          No Opt. Call         AAA          1,759,305
        1,500    5.500%, 1/01/20 - MBIA Insured                                       7/12 at 100.00         AAA          1,657,110
        2,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          2,079,380

        2,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          2,704,850
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

                Nassau County Interim Finance Authority, New York, Sales
                Tax Secured Revenue Bonds, Series 2003A:
        1,000    5.000%, 11/15/18 - AMBAC Insured                                       No Opt. Call         AAA          1,074,120
          580    4.750%, 11/15/21 - AMBAC Insured                                    11/13 at 100.00         AAA            600,729
          580    4.750%, 11/15/22 - AMBAC Insured                                    11/13 at 100.00         AAA            598,717

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2003C:
        1,000    5.250%, 8/01/20 - AMBAC Insured                                      8/12 at 100.00         AAA          1,085,900
        2,345    5.250%, 8/01/21 - AMBAC Insured                                      8/12 at 100.00         AAA          2,546,436

        1,500   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,587,915
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,000   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          1,088,680
                 Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 -
                 MBIA Insured

        1,000   New York City Transitional Finance Authority, New York, Future        2/14 at 100.00         AAA          1,062,590
                 Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 -
                 XLCA Insured

          500   Dormitory Authority of the State of New York, Lease Revenue           8/14 at 100.00         AAA            525,385
                 Bonds, Wayne-Finger Lakes Board of Cooperative Education
                 Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

          690   Dormitory Authority of the State of New York, Department              7/15 at 100.00         AAA            747,153
                 of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 -
                 CIFG Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Mental Health Services Facilities Improvements, Series 2005D:
          495    5.000%, 2/15/14 - FGIC Insured                                         No Opt. Call         AAA            538,357
          910    5.000%, 8/15/14 - FGIC Insured                                         No Opt. Call         AAA            992,291

          145   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA            154,342
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.250%, 8/15/30 - FSA Insured

        1,210   Dormitory Authority of the State of New York, Revenue Bonds,          7/14 at 100.00         AAA          1,287,053
                 Department of Health, Series 2004-2, 5.000%, 7/01/20 -
                 FGIC Insured

        1,500   New York State Local Government Assistance Corporation,                 No Opt. Call         AAA          1,664,265
                 Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                School Districts Financing Program, Series 2002D:
        4,300    5.250%, 10/01/23 - MBIA Insured                                     10/12 at 100.00         AAA          4,667,263
          875    5.000%, 10/01/30 - MBIA Insured                                     10/12 at 100.00         AAA            910,893

        2,960   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          3,404,414
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured


                                       45

                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA     $    1,057,070
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/23 -
                 MBIA Insured

          750   New York State Thruway Authority, State Personal Income Tax           9/14 at 100.00         AAA            793,538
                 Revenue Bonds, Series 2004A, 5.000%, 3/15/24 -
                 AMBAC Insured

        1,260   New York State Thruway Authority, State Personal Income Tax           3/15 at 100.00         AAA          1,347,633
                 Revenue Bonds, Series 2005A, 5.000%, 3/15/20 - FSA Insured

        1,900   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA          2,098,873
                 Bonds, Correctional Facilities, Series 1994A, 5.250%, 1/01/14 -
                 FSA Insured

          345   Niagara Falls City School District, Niagara County, New York,         6/15 at 100.00         AAA            361,608
                 Certificates of Participation, High School Facility, Series 2005,
                 5.000%, 6/15/28 - FSA Insured

        1,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,156,770
                 Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 -
                 FSA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA            531,565
          920    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            977,371
          680    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            720,827
        3,840    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          4,058,688

        1,500   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          1,603,275
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,500    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          1,633,560
        3,800    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          4,119,998


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.2% (7.6% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York,
                Transportation Revenue Refunding Bonds, Series 2002A:
          500    5.500%, 11/15/19 - AMBAC Insured                                    11/12 at 100.00         AAA            556,060
        1,850    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          1,963,738

        2,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          2,122,960
                 Transportation Revenue Refunding Bonds, Series 2002E,
                 5.000%, 11/15/25 - MBIA Insured

        2,040   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA          2,144,999
                 Transportation Revenue Bonds, Series 2005B,
                 5.000%, 11/15/35 - MBIA Insured

        1,250   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          1,314,675
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        1,500   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          1,574,895
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            533,620
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        1,000   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          1,060,250
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/28 - XLCA Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            902,616
        2,300    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,500,376


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 13.8% (9.4% OF TOTAL INVESTMENTS)

          500   Longwood Central School District, Suffolk County, New York,           6/11 at 101.00         Aaa            567,355
                 Series 2000, 5.750%, 6/15/20 (Pre-refunded to 6/15/11) -
                 FGIC Insured

        1,500   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          1,620,900
                 Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28
                 (Pre-refunded to 10/01/15) - FGIC Insured

          500   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA            549,990
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       2,000   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA     $    2,188,680
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded to 3/15/13) - FGIC Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
          545    5.375%, 4/01/17 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA            605,811
          600    5.375%, 4/01/18 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA            666,948
        1,000    5.000%, 4/01/20 (Pre-refunded to 4/01/12) - AMBAC Insured            4/12 at 100.00         AAA          1,089,900

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002A:
        1,500    5.250%, 4/01/17 (Pre-refunded to 4/01/12) - FSA Insured              4/12 at 100.00         AAA          1,656,540
        1,000    5.250%, 4/01/18 (Pre-refunded to 4/01/12) - FSA Insured              4/12 at 100.00         AAA          1,104,360

        1,250   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,388,463
                 Fund Bonds, Second General, Series 2003A, 5.250%, 4/01/23
                 (Pre-refunded to 4/01/13) - MBIA Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/14 at 100.00         AAA          1,096,010
                 Fund Bonds, Second General, Series 2004, 5.000%, 4/01/20
                 (Pre-refunded to 4/01/14) - MBIA Insured

        2,000   New York State Urban Development Corporation, State Personal          3/13 at 100.00         AAA          2,253,700
                 Income Tax Revenue Bonds, State Facilities and Equipment,
                 Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded to 3/15/13) -
                 FGIC Insured

        2,115   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,413,511
                 Water Treatment Plant Bonds, Series 1994, 8.500%, 11/01/08
                 (Alternative Minimum Tax) - MBIA Insured

          810   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA            911,177
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35 (Pre-refunded to 7/01/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.4% (5.7% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        5,050    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          5,311,136
        1,000    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          1,054,870

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
          500    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA            519,030
          625    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA            670,906

        2,280   New York State Energy Research and Development Authority,            11/05 at 100.50         AAA          2,331,300
                 Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn
                 Union Gas Company, Series 1989A, 6.750%, 2/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        1,065   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,124,246
                 Series 2005RR, 5.000%, 7/01/35 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.1% (6.9% OF TOTAL INVESTMENTS)

        1,830   Monroe County Water Authority, New York, Water System                 8/11 at 101.00         AAA          1,956,618
                 Revenue Bonds, Series 2001, 5.250%, 8/01/36 - MBIA Insured

        1,940   New York City Municipal Water Finance Authority, New York,            6/15 at 100.00         AAA          2,052,268
                 Water and Sewerage System  Revenue Bonds, Fiscal
                 Series 2005C, 5.000%, 6/15/27 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,            6/14 at 100.00         AAA          2,091,060
                 Water and Sewerage System  Revenue Bonds, Fiscal
                 Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

        1,170   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,272,445
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority, New York,            6/11 at 100.00         AAA          1,063,170
                 Water and Sewerage System  Revenue Bonds, Fiscal
                 Series 2002A, 5.250%, 6/15/33 - FGIC Insured

        1,660   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          1,859,615
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured


                                       47

                        Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,800   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA     $    1,941,858
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        1,000   Suffolk County Water Authority, New York, Water System                  No Opt. Call         AAA          1,093,635
                 Revenue Refunding Bonds, Series 1993, 5.100%, 6/01/12 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     179,195   Total Long-Term Investments (cost $183,419,497) - 146.5%                                                192,585,321
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.6% (0.4% OF TOTAL INVESTMENTS)

          750   Puerto Rico Government Development Bank, Adjustable                                          A-1            750,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.610%, 12/01/15 - MBIA Insured +
------------------------------------------------------------------------------------------------------------------------------------
$         750   Total Short-Term Investments (cost $750,000)                                                                750,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $184,169,497) - 147.1%                                                          193,335,321
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      3,085,138
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.5)%                                                        (65,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  131,420,459
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               (WI) Security purchased on a when-issued basis.

               + Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
                        Portfolio of
                             INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.2% (3.5% OF TOTAL INVESTMENTS)

$         880   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      911,654
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

        2,890   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB          2,964,938
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB          1,057,980
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

        1,475   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                     7/12 at 100.00         BBB          1,548,942
                 Series 2002-1, 5.500%, 7/15/24


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.3% (9.8% OF TOTAL INVESTMENTS)

           25   New York City Trust for Cultural Resources, New York, Revenue         4/07 at 101.00         AAA             26,173
                 Bonds, American Museum of Natural History, Series 1997A,
                 5.650%, 4/01/22 - MBIA Insured

        4,000   New York City Trust for Cultural Resources, New York, Revenue         7/12 at 100.00         AAA          4,192,560
                 Bonds, Museum of Modern Art, Series 2001D,
                 5.125%, 7/01/31 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,101,110
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        4,000   Dormitory Authority of the State of New York, Insured Revenue           No Opt. Call         AAA          4,399,000
                 Bonds, Mount Sinai School of Medicine, Series 1994A,
                 5.150%, 7/01/24 - MBIA Insured

        3,250   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA          3,888,723
                 New York University, Series 1998A, 6.000%, 7/01/18 -
                 MBIA Insured

        1,280   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          1,342,912
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            572,970
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        2,000   Dormitory Authority of the State of New York, Second                  7/10 at 101.00         AAA          2,252,360
                 General Resolution Consolidated Revenue Refunding Bonds,
                 City University System, Series 2000A, 6.125%, 7/01/13 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.9% (16.4% OF TOTAL INVESTMENTS)

          690   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA            758,075
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,500    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,627,635
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,085,090

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA          2,022,140
                 Mortgage Hospital Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 -
                 AMBAC Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,051,340
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

        1,635   Dormitory Authority of the State of New York, Revenue                 8/14 at 100.00         AAA          1,790,570
                 Bonds, New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,725   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA          1,823,825
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          600   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            633,432
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

        9,800   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA         10,648,778
                 Mortgage Revenue Bonds, New York Hospital Medical
                 Center of Queens, Series 1999, 5.600%, 2/15/39 -
                 AMBAC Insured


                                       49

                        Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$         170   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA     $      183,967
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        2,050   Dormitory Authority of the State of New York, Hospital Revenue        7/09 at 101.00         AAA          2,221,442
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 -
                 MBIA Insured

        2,500   Dormitory Authority of the State of New York, Secured Hospital        2/08 at 101.50         AAA          2,643,850
                 Revenue Bonds, Bronx Lebanon Hospital, Series 1998E,
                 5.200%, 2/15/15 - MBIA Insured
        1,400   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          1,469,818
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Huntington Hospital, Series 2002C:
          725    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            779,179
        1,045    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1          1,102,130


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.6% (3.8% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
        2,725    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA          2,829,585
        1,375    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA          1,422,850

                Dormitory Authority of the State of New York, GNMA
                Collateralized Revenue Bonds, Willow Towers Inc., Series 2002:
        1,000    5.250%, 2/01/22                                                      8/12 at 101.00         AAA          1,070,840
        1,500    5.400%, 2/01/34                                                      8/12 at 101.00         AAA          1,608,600


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.5% (9.9% OF TOTAL INVESTMENTS)

                Buffalo, New York, General Obligation Bonds, Series 2002B:
        1,490    5.375%, 11/15/18 - MBIA Insured                                     11/12 at 100.00         AAA          1,645,482
        2,375    5.375%, 11/15/20 - MBIA Insured                                     11/12 at 100.00         AAA          2,601,813

        1,240   Canandaigua City School District, Ontario County, New York,           4/12 at 101.00         Aaa          1,369,220
                 General Obligation Refunding Bonds, Series 2002A,
                 5.375%, 4/01/17 - FSA Insured

        3,000   New York City, New York, General Obligation Bonds,                    3/11 at 101.00         AAA          3,259,860
                 Fiscal Series 2001H, 5.250%, 3/15/16 - FGIC Insured

        3,250   New York City, New York, General Obligation Bonds,                    3/12 at 100.00         AAA          3,465,768
                 Fiscal Series 2002C, 5.125%, 3/15/25 - FSA Insured

          525   New York City, New York, General Obligation Bonds,                    8/15 at 100.00         AAA            571,106
                 Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2005O:
        1,150    5.000%, 6/01/17 - FSA Insured                                        6/15 at 100.00         AAA          1,242,839
        1,150    5.000%, 6/01/18 - FSA Insured                                        6/15 at 100.00         AAA          1,237,101

          525   New York City, New York, General Obligation Bonds,                    8/15 at 100.00         AAA            565,325
                 Fiscal Series 2005P, 5.000%, 8/01/18 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds,                    9/15 at 100.00         AAA          2,134,500
                 Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 33.3% (22.8% OF TOTAL INVESTMENTS)

          400   Erie County Industrial Development Agency, New York,                  5/12 at 100.00         AAA            447,032
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2003, 5.750%, 5/01/20 - FSA Insured

        4,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          4,236,840
                 Service Contract Refunding Bonds, Series 2002A,
                 5.000%, 7/01/25 - FGIC Insured

        2,290   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          2,477,643
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

        1,000   Nassau County Interim Finance Authority, New York, Sales                No Opt. Call         AAA          1,074,120
                 Tax Secured Revenue Bonds, Series 2003A, 5.000%, 11/15/18 -
                 AMBAC Insured


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       5,000   New York City Transitional Finance Authority, New York, Future       11/11 at 101.00         AAA     $    5,483,350
                 Tax Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/16 -
                 MBIA Insured

        1,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          1,085,900
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/21 - AMBAC Insured

          500   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AAA            531,295
                 Future Tax Secured Bonds, Fiscal Series 2004C,
                 5.000%, 2/01/19 - XLCA Insured

          250   Dormitory Authority of the State of New York, 853 Schools             7/08 at 101.00         AAA            265,645
                 Program Insured Revenue Bonds, Vanderheyden Hall Inc.,
                 Issue 2, Series 1998F, 5.250%, 7/01/18 - AMBAC Insured

          220   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA            234,276
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

        1,000   New York State Local Government Assistance Corporation,              10/08 at 101.00         AAA          1,060,680
                 Revenue Bonds, Series 1998A, 5.000%, 4/01/15 -
                 FGIC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          3,256,230
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

        2,625   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          3,019,118
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,200   New York State Thruway Authority, State Personal Income               3/15 at 100.00         AAA          1,283,460
                 Tax Revenue Bonds, Series 2005A, 5.000%, 3/15/20 -
                 FSA Insured

        8,600   New York State Urban Development Corporation, Revenue                   No Opt. Call         AAA         10,057,012
                 Refunding Bonds, State Facilities, Series 1995,
                 5.700%, 4/01/20 - FSA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          500    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA            531,565
        1,400    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,487,304
        1,040    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          1,102,442

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,900    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          2,069,176
        1,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          1,084,210

          750   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            818,715
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.5% (8.5% OF TOTAL INVESTMENTS)

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        2,000    5.125%, 11/15/22 - FGIC Insured                                     11/12 at 100.00         AAA          2,145,640
        4,000    5.000%, 11/15/25 - FGIC Insured                                     11/12 at 100.00         AAA          4,245,920

        1,250   Metropolitan Transportation Authority, New York, Transportation      11/15 at 100.00         AAA          1,314,338
                 Revenue Bonds, Series 2005B, 5.000%, 11/15/35 -
                 MBIA Insured

        1,000   New York State Thruway Authority, General Revenue Bonds,              7/15 at 100.00         AAA          1,049,930
                 Series 2005G, 5.000%, 1/01/32 - FSA Insured

           85   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA             90,715
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        4,000   Port Authority of New York and New Jersey, Consolidated               8/08 at 101.00         AAA          4,184,320
                 Revenue Bonds, One Hundred Twenty-Fourth Series 2001,
                 5.000%, 8/01/11 (Alternative Minimum Tax) - FGIC Insured

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          500    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            541,265
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,060,250

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate           No Opt. Call         AAA            902,616
                 Lien General Purpose Revenue Refunding Bonds, Series 2002E,
                 5.500%, 11/15/20 - MBIA Insured


                                       51

                        Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 13.3% (9.1% OF TOTAL INVESTMENTS)

$         180   Dormitory Authority of the State of New York, Judicial Facilities       No Opt. Call         AAA     $      217,681
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 (DD, settling 10/06/05)

          935   New York State Housing Finance Agency, Construction Fund                No Opt. Call         AAA          1,088,088
                 Bonds, State University, Series 1986A, 8.000%, 5/01/11

        4,750   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          5,218,920
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,110,770
                 Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/23 (Pre-refunded to 4/01/13) -
                 MBIA Insured

        3,000   New York State Urban Development Corporation, State                   3/12 at 100.00       AA***          3,290,280
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded
                 to 3/15/12)

                New York State Urban Development Corporation, State
                Personal Income Tax Revenue Bonds, State Facilities and
                Equipment, Series 2002C-1:
        1,000    5.500%, 3/15/20 (Pre-refunded to 3/15/13) - FGIC Insured             3/13 at 100.00         AAA          1,126,850
        1,500    5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured             3/13 at 100.00         AAA          1,690,275

        2,575   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,816,844
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.8% (11.5% OF TOTAL INVESTMENTS)

        1,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          1,051,710
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 2001A:
        5,000    5.000%, 9/01/27 - FSA Insured                                        9/11 at 100.00         AAA          5,190,300
        2,715    5.250%, 9/01/28 - FSA Insured                                        9/11 at 100.00         AAA          2,914,417

        5,000   New York State Energy Research and Development Authority,            11/08 at 102.00         AAA          5,313,550
                 Pollution Control Revenue Refunding Bonds, Niagara
                 Mohawk Power Corporation, Series 1998A,
                 5.150%, 11/01/25 - AMBAC Insured

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          5,373,050
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

        1,090   Westchester County Industrial Development Agency,                     7/07 at 101.00         BBB          1,127,136
                 Westchester County, New York, Resource Recovery
                 Revenue Bonds, RESCO Company, Series 1996,
                 5.500%, 7/01/09 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.4% (3.7% OF TOTAL INVESTMENTS)

        2,665   Albany Municipal Water Finance Authority, New York,                   6/08 at 100.00         AAA          2,803,260
                 Second Resolution Revenue Bonds, Series 2003A,
                 5.250%, 12/01/18 - MBIA Insured

        2,170   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+          2,359,029
                 Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2001A, 5.500%, 6/15/33

        1,500   Niagara Falls Public Water Authority, New York, Water                 7/15 at 100.00         AAA          1,580,022
                 and Sewerage Revenue Bonds, Series 2005,
                 5.000%, 7/15/28 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     166,815   Total Long-Term Investments (cost $170,869,417) - 144.8%                                                180,538,671
=============-----------------------------------------------------------------------------------------------------------------------

                                       52

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.4% (1.0% OF TOTAL INVESTMENTS)

$       1,750   Puerto Rico Government Development Bank, Adjustable                                          A-1     $    1,750,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.610%, 12/01/15 - MBIA Insured +
------------------------------------------------------------------------------------------------------------------------------------
$       1,750   Total Short-Term Investments (cost $1,750,000)                                                            1,750,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $172,619,417) - 146.2%                                                          182,288,671
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                      3,380,320
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                        (61,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  124,668,991
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

               (DD) Portion of security purchased on a delayed delivery basis.

               + Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                            Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)

                            Portfolio of
                                       INVESTMENTS September 30, 2005





    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.6% (3.1% OF TOTAL INVESTMENTS)

$         360   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      372,949
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

        1,500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB          1,586,970
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          450   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB            477,301
                 Series 1999-1, 6.250%, 7/15/34

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.2% (14.9% OF TOTAL INVESTMENTS)

        1,000   New York City Trust for Cultural Resources, New York, Revenue         1/07 at 102.00         AAA          1,048,710
                 Refunding Bonds, Museum of Modern Art, Series 1996A,
                 5.500%, 1/01/21 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,101,110
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          395   Dormitory Authority of the State of New York, Lease Revenue           7/09 at 101.00         AAA            416,847
                 Bonds, State University Dormitory Facilities, Series 1999B,
                 5.125%, 7/01/28 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Insured                   No Opt. Call         AAA          2,199,500
                 Revenue Bonds, Mount Sinai School of Medicine,
                 Series 1994A, 5.150%, 7/01/24 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Second                  7/10 at 101.00         AAA          1,126,180
                 General Resolution Consolidated Revenue Refunding Bonds,
                 City University System, Series 2000A, 6.125%, 7/01/13 -
                 AMBAC Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         9/12 at 100.00          AA          2,069,040
                 Bonds, Long Island University, Series 2003A, 5.000%, 9/01/32 -
                 RAAI Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00          AA          1,033,340
                 Mount St. Mary College, Series 2003, 5.000%, 7/01/32 -
                 RAAI Insured

        2,500   Dormitory Authority of the State of New York, Revenue                 7/12 at 100.00         Aaa          2,707,775
                 Bonds, Rochester Institute of Technology, Series 2002A,
                 5.250%, 7/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.6% (14.5% OF TOTAL INVESTMENTS)

          500   New York City Health and Hospitals Corporation, New York,             2/12 at 100.00         AAA            549,330
                 Health System Revenue Bonds, Series 2002A,
                 5.500%, 2/15/17 - FSA Insured

        2,640   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          2,864,638
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/21 - AMBAC Insured

          500   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            525,670
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/28 - FGIC Insured

          830   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA            908,975
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

           25   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00         AAA             26,432
                 Memorial Sloan-Kettering Cancer Center, Series 2003-1,
                 5.000%, 7/01/21 - MBIA Insured

          750   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            791,790
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          500   Dormitory Authority of the State of New York, Revenue Bonds,          5/13 at 100.00          A3            525,375
                 North Shore Long Island Jewish Group, Series 2003,
                 5.375%, 5/01/23

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 100.00         AAA          2,082,700
                 Mortgage Hospital Revenue Bonds, Lutheran Medical Center,
                 Series 2003, 5.000%, 8/01/31 - MBIA Insured

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/12 at 100.00         AAA          3,116,760
                 Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
                 Series 2002A, 5.000%, 2/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4% (1.7% OF TOTAL INVESTMENTS)

        1,185   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 102.00         AAA          1,259,951
                 Nursing Home Mortgage Revenue Bonds, Shorefront
                 Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 8.3% (5.6% OF TOTAL INVESTMENTS)

$       2,400   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA     $    2,524,728
                 Series 1998H, 5.125%, 8/01/25 - MBIA Insured

          225   New York City, New York, General Obligation Bonds, Fiscal             8/15 at 100.00         AAA            244,760
                 Series 2006C, 5.000%, 8/01/16 - FSA Insured

        1,500   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          1,600,875
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 40.9% (27.4% OF TOTAL INVESTMENTS)

        2,695   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue         No Opt. Call         AAA          2,985,710
                 State Aid Secured Bonds, Series 2004A, 5.250%, 8/15/12 -
                 MBIA Insured

        1,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          1,059,210
                 Service Contract Refunding Bonds, Series 2002A,
                 5.000%, 7/01/25 - FGIC Insured

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            586,622
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        3,000   New York City Transitional Finance Authority, New York,               8/12 at 100.00         AAA          3,281,280
                 Future Tax Secured Bonds, Fiscal Series 2003C,
                 5.250%, 8/01/18 - AMBAC Insured

        2,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          2,117,220
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

          145   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AAA            154,409
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29 - FSA Insured

        1,290   New York State Environmental Facilities Corporation, State            1/13 at 100.00         AAA          1,360,473
                 Personal Income Tax Revenue Bonds, Series 2002A,
                 5.000%, 1/01/23 - FGIC Insured

        3,000   Dormitory Authority of the State of New York, Revenue Bonds,         10/12 at 100.00         AAA          3,256,230
                 School Districts Financing Program, Series 2002D,
                 5.250%, 10/01/23 - MBIA Insured

          950   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          1,092,633
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

          100   New York State Urban Development Corporation, Revenue                 1/08 at 102.00         AAA            104,870
                 Refunding Bonds, Correctional Capital Facilities, Series 1998,
                 5.000%, 1/01/20 - MBIA Insured

        2,000   New York State Urban Development Corporation, Service                   No Opt. Call         AA-          2,172,800
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11) New York

                City Sales Tax Asset Receivable Corporation, New York, Dedicated
                Revenue Bonds, Local Government Assistance Corporation, Series
                2004A:
          610    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            648,040
          555    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            588,322

        1,200   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA          1,306,848
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

          750   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-            818,715
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.1% (5.4% OF TOTAL INVESTMENTS)

        1,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          1,061,480
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.000%, 11/15/25 - FGIC Insured

        3,030   Port Authority of New York and New Jersey, Consolidated              11/12 at 101.00         AAA          3,213,103
                 Revenue Bonds, One Hundred Twenty-Eighth Series 2002,
                 5.000%, 11/01/22 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 23.5% (15.7% OF TOTAL INVESTMENTS)

          100   Erie County Water Authority, New York, Water Revenue                 12/09 at 100.00         AAA            117,691
                 Bonds, Series 1990B, 6.750%, 12/01/14 -  AMBAC Insured

          195   New York, General Obligation Bonds, Series 1998B,                     3/08 at 101.00         AAA            205,836
                 5.000%, 3/01/17 (Pre-refunded to 3/01/08) - AMBAC Insured

          990   Dormitory Authority of the State of New York, Lease Revenue           7/09 at 101.00         AAA          1,069,467
                 Bonds, State University Dormitory Facilities, Series 1999B,
                 5.125%, 7/01/28 (Pre-refunded to 7/01/09) - MBIA Insured

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          2,735,850
                 State Personal Income Tax, Series 2003A, 5.000%, 3/15/32
                 (Pre-refunded to 3/15/13) - FGIC Insured


                                       55

                        Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) (continued)
                             Portfolio of INVESTMENTS September 30, 2005
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       3,500   New York State Thruway Authority, Highway and Bridge Trust            4/12 at 100.00         AAA     $    3,814,650
                 Fund Bonds, Series 2002B, 5.000%, 4/01/20 (Pre-refunded
                 to 4/01/12) - AMBAC Insured

                New York State Urban Development Corporation, State
                Personal Income Tax Revenue Bonds, State
                Facilities and Equipment, Series 2002C-1:
        1,000    5.500%, 3/15/20 (Pre-refunded to 3/15/13) - FGIC Insured             3/13 at 100.00         AAA          1,126,850
        1,000    5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured             3/13 at 100.00         AAA          1,126,850

        1,975   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA          2,162,427
                 Purpose Revenue Bonds, Series 2002A, 5.125%, 1/01/31
                 (Pre-refunded to 1/01/12) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.1% (10.8% OF TOTAL INVESTMENTS)

        4,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          4,206,840
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured
        2,000   New York State Power Authority, General Revenue Bonds,               11/12 at 100.00         Aa2          2,134,340
                 Series 2002A, 5.000%, 11/15/20
        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          2,149,220
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 1.3% (0.9% OF TOTAL INVESTMENTS)

          640   Niagara Falls Public Water Authority, New York, Water and             7/15 at 100.00         AAA            674,145
                 Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/28 -
                 XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      73,045   Total Long-Term Investments (cost $75,178,561) - 149.0%                                                  78,493,837
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      1,188,490
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.3)%                                                        (27,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   52,682,327
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES September 30, 2005
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                              INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                           (NQN)             (NVN)             (NUN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $399,126,154, $522,871,276
   and $535,650,940, respectively)                                                  $419,145,614      $557,199,837     $567,256,540
Cash                                                                                   1,273,349         1,432,025           13,138
Receivables:
   Interest                                                                            5,760,369         7,348,152        7,562,004
   Investments sold                                                                       60,000           135,000           60,000
Other assets                                                                              36,241            44,589           54,226
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   426,275,573       566,159,603      574,945,908
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                        710,924           779,383          789,915
Accrued expenses:
   Management fees                                                                       220,130           290,730          295,141
   Other                                                                                 105,293           129,281          130,919
Preferred share dividends payable                                                         36,503            25,420           32,502
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                1,072,850         1,224,814        1,248,477
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                               144,000,000       193,000,000      197,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $281,202,723      $371,934,789     $376,697,431
====================================================================================================================================
Common shares outstanding                                                             17,720,933        23,435,202       24,083,739
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.87      $      15.87      $     15.64
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $    177,209      $    234,352      $   240,837
Paid-in surplus                                                                      248,922,800       327,923,797      335,102,933
Undistributed (Over-distribution of) net investment income                             1,076,914         1,962,665        2,027,816
Accumulated net realized gain (loss) from investments and forward swaps               11,006,340         7,485,414        7,720,245
Net unrealized appreciation of investments                                            20,019,460        34,328,561       31,605,600
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $281,202,723      $371,934,789     $376,697,431
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000      200,000,000
   Preferred                                                                           1,000,000         1,000,000        1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES September 30, 2005 (continued)
                                                                                                           INSURED          INSURED
                                                                                         INSURED          NEW YORK         NEW YORK
                                                                                        NEW YORK          DIVIDEND         TAX-FREE
                                                                                  PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                           (NNF)             (NKO)            (NRK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $184,169,497, $172,619,417
   and $75,178,561, respectively)                                                   $193,335,321      $182,288,671      $78,493,837
Cash                                                                                     814,417         1,079,738          308,517
Receivables:
   Interest                                                                            2,636,034         2,382,633          920,873
   Investments sold                                                                           --            60,000               --
Other assets                                                                              17,071             7,111            3,444
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   196,802,843       185,818,153       79,726,671
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                        210,644            61,473               --
Accrued expenses:
   Management fees                                                                       103,291            51,533           26,078
   Other                                                                                  54,593            31,642           16,267
Preferred share dividends payable                                                         13,856             4,514            1,999
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                  382,384           149,162           44,344
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                65,000,000        61,000,000       27,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $131,420,459      $124,668,991      $52,682,327
====================================================================================================================================
Common shares outstanding                                                              8,329,215         7,957,934        3,512,848
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.78      $      15.67      $     15.00
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $     83,292      $     79,579      $    35,128
Paid-in surplus                                                                      118,406,693       112,920,342       49,501,696
Undistributed (Over-distribution of) net investment income                               602,243           279,899         (109,502)
Accumulated net realized gain (loss) from investments and forward swaps                3,162,407         1,719,917          (60,271)
Net unrealized appreciation of investments                                             9,165,824         9,669,254        3,315,276
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $131,420,459      $124,668,991      $52,682,327
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000         Unlimited        Unlimited
   Preferred                                                                           1,000,000         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             OPERATIONS Year Ended September 30, 2005
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                              INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                           (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                   $ 20,193,034       $27,147,203      $26,857,086
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        2,695,595         3,548,641        3,601,413
Preferred shares - auction fees                                                          360,000           482,500          492,500
Preferred shares - dividend disbursing agent fees                                         30,000            30,000           40,000
Shareholders' servicing agent fees and expenses                                           40,148            42,922           40,897
Custodian's fees and expenses                                                            116,851           139,058          131,644
Directors'/Trustees' fees and expenses                                                     7,799            10,191           10,502
Professional fees                                                                         24,819            30,191           30,028
Shareholders' reports - printing and mailing expenses                                     30,226            33,284           40,735
Stock exchange listing fees                                                               10,569            10,550           10,513
Investor relations expense                                                                53,329            74,619           76,373
Portfolio insurance expense                                                                   --            17,346               --
Other expenses                                                                            31,878            38,385           52,416
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                           3,401,214         4,457,687        4,527,021
   Custodian fee credit                                                                  (31,972)          (25,471)         (17,022)
   Expense reimbursement                                                                      --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           3,369,242         4,432,216        4,509,999
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 16,823,792        22,714,987       22,347,087
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                                    11,280,637         7,520,987        7,715,858
Net realized gain (loss) from forward swaps                                                   --                --               --
Change in net unrealized appreciation (depreciation)
   of investments                                                                    (14,661,338)       (9,640,550)      (9,585,443)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                                           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                               (3,380,701)       (2,119,563)      (1,869,585)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                            (2,241,432)       (3,192,789)      (3,322,753)
From accumulated net realized gains from investments                                    (207,408)         (165,437)        (134,345)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                (2,448,840)       (3,358,226)      (3,457,098)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                           $ 10,994,251       $17,237,198      $17,020,404
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             OPERATIONS Year Ended September 30, 2005 (continued)
                                                                                                            INSURED          INSURED
                                                                                          INSURED          NEW YORK         NEW YORK
                                                                                         NEW YORK          DIVIDEND         TAX-FREE
                                                                                   PREMIUM INCOME         ADVANTAGE        ADVANTAGE
                                                                                            (NNF)             (NKO)            (NRK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 9,195,424       $ 8,686,065       $3,558,078
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        1,261,538         1,187,373          510,297
Preferred shares - auction fees                                                          162,500           152,500           67,500
Preferred shares - dividend disbursing agent fees                                         20,000            10,000           10,000
Shareholders' servicing agent fees and expenses                                           15,511             1,994              879
Custodian's fees and expenses                                                             52,461            47,152           21,467
Directors'/Trustees' fees and expenses                                                     3,589             3,444            1,436
Professional fees                                                                         16,018            15,985           11,824
Shareholders' reports - printing and mailing expenses                                     13,550            16,015            9,405
Stock exchange listing fees                                                               10,534               677              299
Investor relations expense                                                                26,910            25,147           10,089
Portfolio insurance expense                                                                   --                --               --
Other expenses                                                                            19,360            17,361           11,234
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                           1,601,971         1,477,648          654,430
   Custodian fee credit                                                                   (6,291)          (12,956)          (5,810)
   Expense reimbursement                                                                      --          (558,841)        (249,544)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           1,595,680           905,851          399,076
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  7,599,744         7,780,214        3,159,002
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                                     3,350,095         1,654,938          194,563
Net realized gain (loss) from forward swaps                                                   --                --         (164,162)
Change in net unrealized appreciation (depreciation)
   of investments                                                                     (4,007,124)         (804,193)         748,362
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                                           --                --           71,962
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                 (657,029)          850,745          850,725
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (977,190)       (1,006,110)        (443,675)
From accumulated net realized gains from investments                                     (91,205)          (58,911)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                (1,068,395)       (1,065,021)        (443,675)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                            $ 5,874,320       $ 7,565,938       $3,566,052
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS
                                            NEW YORK                            NEW YORK                          NEW YORK
                                    INVESTMENT QUALITY (NQN)              SELECT QUALITY (NVN)              QUALITY INCOME (NUN)
                                 -----------------------------      ------------------------------     -----------------------------
                                   YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                      9/30/05          9/30/04           9/30/05           9/30/04          9/30/05         9/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 16,823,792     $ 18,125,685      $ 22,714,987      $ 23,637,267     $ 22,347,087    $ 23,595,365
Net realized gain (loss)
   from investments                11,280,637        4,736,769         7,520,987         2,941,892        7,715,858       2,239,339
Net realized gain (loss)
   from forward swaps                      --               --                --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                 (14,661,338)      (2,838,817)       (9,640,550)        1,637,824       (9,585,443)       (195,181)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --                --                --               --              --
Distributions to
   Preferred Shareholders:
   From net investment income      (2,241,432)        (870,812)       (3,192,789)       (1,360,284)      (3,322,753)     (1,396,624)
   From accumulated net
     realized gains
     from investments                (207,408)        (486,403)         (165,437)         (466,684)        (134,345)       (373,896)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                 10,994,251       18,666,422        17,237,198        26,390,015       17,020,404      23,869,003
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (16,586,798)     (17,494,722)      (21,419,779)      (22,362,742)     (21,167,079)    (22,127,646)
From accumulated net
   realized gains
   from investments                (4,864,391)      (7,179,886)       (2,999,710)       (6,416,699)      (2,167,643)     (6,168,948)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions
   to Common shareholders         (21,451,189)     (24,674,608)      (24,419,489)      (28,779,441)     (23,334,722)    (28,296,594)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --          355,427                --           232,115               --              --
Preferred shares offering costs            --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions              --          355,427                --           232,115               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares    (10,456,938)      (5,652,759)       (7,182,291)       (2,157,311)      (6,314,318)     (4,427,591)
Net assets applicable
   to Common shares at
   the beginning of year          291,659,661      297,312,420       379,117,080       381,274,391      383,011,749     387,439,340
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year     $281,202,723     $291,659,661      $371,934,789      $379,117,080     $376,697,431    $383,011,749
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of year                   $  1,076,914     $  3,114,014      $  1,962,665      $  4,047,545     $  2,027,816    $  4,186,397
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS (continued)
                                        INSURED NEW YORK                   INSURED NEW YORK                   INSURED NEW YORK
                                       PREMIUM INCOME (NNF)             DIVIDEND ADVANTAGE (NKO)           TAX-FREE ADVANTAGE (NRK)
                                  ----------------------------       -----------------------------      ----------------------------
                                   YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                      9/30/05          9/30/04           9/30/05           9/30/04          9/30/05         9/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 7,599,744      $ 8,129,299       $ 7,780,214       $ 7,795,395      $ 3,159,002     $ 3,232,605
Net realized gain (loss)
   from investments                 3,350,095        1,514,151         1,654,938           910,091          194,563         (11,945)
Net realized gain (loss)
   from forward swaps                      --               --                --                --         (164,162)             --
Change in net unrealized
   appreciation (depreciation)
   of investments                  (4,007,124)        (902,484)         (804,193)        1,836,211          748,362       1,272,870
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --                --                --           71,962         (71,962)
Distributions to
   Preferred Shareholders:
   From net investment income        (977,190)        (476,973)       (1,006,110)         (473,203)        (443,675)       (229,692)
   From accumulated net
     realized gains
     from investments                 (91,205)              --           (58,911)          (75,265)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                  5,874,320        8,263,993         7,565,938         9,993,229        3,566,052       4,191,876
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (7,358,861)      (7,693,168)       (6,835,866)       (7,114,393)      (2,701,380)     (3,045,010)
From accumulated net
   realized gains
   from investments                (1,528,887)              --          (921,520)         (918,355)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions
   to Common shareholders          (8,887,748)      (7,693,168)       (7,757,386)       (8,032,748)      (2,701,380)     (3,045,010)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --          128,469                --                --               --          25,784
Preferred shares offering costs            --               --                --            (1,429)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions              --          128,469                --            (1,429)              --          25,784
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares     (3,013,428)         699,294          (191,448)        1,959,052          864,672       1,172,650
Net assets applicable to Common
   shares at the beginning
   of year                        134,433,887      133,734,593       124,860,439       122,901,387       51,817,655      50,645,005
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year     $131,420,459     $134,433,887      $124,668,991      $124,860,439      $52,682,327     $51,817,655
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of year                   $    602,243     $  1,340,997      $    279,899      $    471,252      $  (109,502)     $ (123,449)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc.
(NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF), Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) and Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of Insured New York Dividend Advantage's
(NKO) Common shares and Insured New York Tax-Free Advantage's (NRK) Common shares, which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2005, New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN), Insured New York Premium Income (NNF) and Insured New York Dividend Advantage (NKO) had outstanding when-issued or delayed delivery purchase commitments of $710,924, $779,383, $789,915, $210,644, and $61,473,
respectively. There were no such outstanding purchase commitments in Insured New York Tax-Free Advantage (NRK).

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended September 30, 2005, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (continued)



Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                               INSURED         INSURED        INSURED
                                  NEW YORK       NEW YORK      NEW YORK       NEW YORK        NEW YORK       NEW YORK
                                INVESTMENT         SELECT       QUALITY        PREMIUM        DIVIDEND       TAX-FREE
                                   QUALITY        QUALITY        INCOME         INCOME       ADVANTAGE      ADVANTAGE
                                     (NQN)          (NVN)         (NUN)          (NNF)           (NKO)          (NRK)
---------------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                            960             --         2,200          1,320              --             --
   Series T                          2,400          1,720            --          1,280              --             --
   Series W                             --          2,400         2,200             --              --             --
   Series TH                            --          3,600         2,400             --           2,440          1,080
   Series F                          2,400             --         1,080             --              --             --
---------------------------------------------------------------------------------------------------------------------
Total                                5,760          7,720         7,880          2,600           2,440          1,080
=====================================================================================================================

Insurance
New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) invest only in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured New York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK) invest at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either
(i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions
The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swaps' termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. At September 30, 2005, the Funds did not have any forward swap contracts outstanding.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                                        NEW YORK INVESTMENT            NEW YORK SELECT
                                                            QUALITY (NQN)               QUALITY (NVN)
                                                       ----------------------      -----------------------
                                                       YEAR ENDED  YEAR ENDED      YEAR ENDED   YEAR ENDED
                                                          9/30/05     9/30/04         9/30/05      9/30/04
----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
     due to reinvestment of distributions                      --      21,444              --       14,240
==========================================================================================================
                                                          NEW YORK QUALITY            INSURED NEW YORK
                                                            INCOME (NUN)            PREMIUM INCOME (NNF)
                                                       ----------------------      -----------------------
                                                       YEAR ENDED  YEAR ENDED      YEAR ENDED   YEAR ENDED
                                                          9/30/05     9/30/04         9/30/05      9/30/04
----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                        --          --              --        7,902
==========================================================================================================
                                                          INSURED NEW YORK            INSURED NEW YORK
                                                      DIVIDEND ADVANTAGE (NKO)    TAX-FREE ADVANTAGE (NRK)
                                                      -----------------------     ------------------------
                                                       YEAR ENDED  YEAR ENDED      YEAR ENDED   YEAR ENDED
                                                          9/30/05     9/30/04         9/30/05      9/30/04
----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                        --          --              --        1,725
==========================================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended September 30, 2005, were as follows:

                                                                               INSURED         INSURED        INSURED
                                  NEW YORK       NEW YORK      NEW YORK       NEW YORK        NEW YORK       NEW YORK
                                INVESTMENT         SELECT       QUALITY        PREMIUM        DIVIDEND       TAX-FREE
                                   QUALITY        QUALITY        INCOME         INCOME       ADVANTAGE      ADVANTAGE
                                     (NQN)          (NVN)         (NUN)          (NNF)           (NKO)          (NRK)
---------------------------------------------------------------------------------------------------------------------
Purchases                     $126,341,728   $ 96,551,914   $96,730,000    $43,942,102     $21,388,636     $5,606,861
Sales and maturities           133,029,799    101,879,866    94,774,430     47,064,532      24,635,787      5,400,738
=====================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was as follows:

                                        NEW YORK        NEW YORK        NEW YORK
                                      INVESTMENT          SELECT         QUALITY
                                         QUALITY         QUALITY          INCOME
                                           (NQN)           (NVN)           (NUN)
--------------------------------------------------------------------------------
Cost of investments                 $398,887,566    $522,739,110    $535,492,571
================================================================================

                                         INSURED         INSURED         INSURED
                                        NEW YORK        NEW YORK        NEW YORK
                                         PREMIUM        DIVIDEND        TAX-FREE
                                          INCOME       ADVANTAGE       ADVANTAGE
                                           (NNF)           (NKO)           (NRK)
--------------------------------------------------------------------------------
Cost of investments                 $184,108,444    $172,575,989     $75,342,591
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

                                        NEW YORK        NEW YORK        NEW YORK
                                      INVESTMENT          SELECT         QUALITY
                                         QUALITY         QUALITY          INCOME
                                           (NQN)           (NVN)           (NUN)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                      $21,203,666     $35,309,579    $32,634,702
   Depreciation                         (945,618)       (848,852)      (870,733)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                    $20,258,048     $34,460,727    $31,763,969
================================================================================

                                         INSURED         INSURED         INSURED
                                        NEW YORK        NEW YORK        NEW YORK
                                         PREMIUM        DIVIDEND        TAX-FREE
                                          INCOME       ADVANTAGE       ADVANTAGE
                                           (NNF)           (NKO)           (NRK)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                       $9,607,193      $9,961,594     $3,376,419
   Depreciation                         (380,316)       (248,912)      (225,173)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                     $9,226,877      $9,712,682     $3,151,246
================================================================================

The tax components of undistributed net investment income and net realized gains at September 30, 2005, were as follows:


                                                                               INSURED         INSURED        INSURED
                                  NEW YORK       NEW YORK      NEW YORK       NEW YORK        NEW YORK       NEW YORK
                                INVESTMENT         SELECT       QUALITY        PREMIUM        DIVIDEND       TAX-FREE
                                   QUALITY        QUALITY        INCOME         INCOME       ADVANTAGE      ADVANTAGE
                                     (NQN)          (NVN)         (NUN)          (NNF)           (NKO)          (NRK)
---------------------------------------------------------------------------------------------------------------------
Undistributed net
   tax-exempt income *         $ 2,106,435     $3,484,665    $3,462,953     $1,108,940      $  782,123        $97,865
Undistributed net
   ordinary income **                   --             --        31,355             --           4,227         15,427
Undistributed net long-term
   capital gains                11,006,407      7,485,414     7,729,456      3,162,408       1,715,690         88,465
=====================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2005, paid on October 31, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, was designated for purposes of the dividends paid deduction as follows:

                                                                               INSURED         INSURED        INSURED
                                  NEW YORK       NEW YORK      NEW YORK       NEW YORK        NEW YORK       NEW YORK
                                INVESTMENT         SELECT       QUALITY        PREMIUM        DIVIDEND       TAX-FREE
                                   QUALITY        QUALITY        INCOME         INCOME       ADVANTAGE      ADVANTAGE
2005                                 (NQN)          (NVN)         (NUN)          (NNF)           (NKO)          (NRK)
---------------------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income           $19,017,826    $24,849,577   $24,701,084     $8,413,676      $7,899,143     $3,186,364
Distributions from net
   ordinary income **                   --             --        22,888             --           3,793             --
Distributions from net
   long-term
   capital gains                 5,071,799      3,165,147     2,301,988      1,620,092         976,638             --
=====================================================================================================================
                                                                               INSURED         INSURED        INSURED
                                  NEW YORK       NEW YORK      NEW YORK       NEW YORK        NEW YORK       NEW YORK
                                INVESTMENT         SELECT       QUALITY        PREMIUM        DIVIDEND       TAX-FREE
                                   QUALITY        QUALITY        INCOME         INCOME       ADVANTAGE      ADVANTAGE
2004                                 (NQN)          (NVN)         (NUN)          (NNF)           (NKO)          (NRK)
---------------------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income           $18,166,188    $23,680,573   $23,478,537     $8,168,680      $7,583,654     $3,284,113
Distributions from net
   ordinary income **              184,151         13,244        19,927             --         408,937             --
Distributions from net
   long-term
   capital gains                 7,666,289      6,883,383     6,542,844             --         584,683             --
=====================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                               NEW YORK INVESTMENT QUALITY (NQN)
                                                   NEW YORK SELECT QUALITY (NVN)
AVERAGE DAILY NET ASSETS                           NEW YORK QUALITY INCOME (NUN)
(INCLUDING NET ASSETS                      INSURED NEW YORK PREMIUM INCOME (NNF)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)



AVERAGE DAILY NET ASSETS               INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
(INCLUDING NET ASSETS                  INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2005, the complex-level fee rate was .1898%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Insured New York Dividend Advantage's (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
MARCH 31,                                      MARCH 31,
--------------------------------------------------------------------------------
2002*                     .30%                      2008                    .25%
2003                      .30                       2009                    .20
2004                      .30                       2010                    .15
2005                      .30                       2011                    .10
2006                      .30                       2012                    .05
2007                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Dividend Advantage
(NKO) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured New York Tax-Free Advantage's (NRK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
NOVEMBER 30,                                    NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%                       2007                   .32%
2003                      .32                        2008                   .24
2004                      .32                        2009                   .16
2005                      .32                        2010                   .08
2006                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Tax-Free Advantage
(NRK) for any portion of its fees and expenses beyond November 30, 2010.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Directors/Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on November 1, 2005, to shareholders of record on October 15, 2005, as follows:

                                                                               INSURED         INSURED        INSURED
                                  NEW YORK       NEW YORK      NEW YORK       NEW YORK        NEW YORK       NEW YORK
                                INVESTMENT         SELECT       QUALITY        PREMIUM        DIVIDEND       TAX-FREE
                                   QUALITY        QUALITY        INCOME         INCOME       ADVANTAGE      ADVANTAGE
                                     (NQN)          (NVN)         (NUN)          (NNF)           (NKO)          (NRK)
---------------------------------------------------------------------------------------------------------------------
Dividend per share                  $.0695         $.0695        $.0665         $.0665          $.0680         $.0585
=====================================================================================================================


                                       69


               Financial
                      HIGHLIGHTS

        Selected data for a Common share outstanding throughout each period:
                                                    Investment Operations                                 Less Distributions
                                 --------------------------------------------------------------- -----------------------------------
                                                          Distributions   Distributions
                                                               from Net            from            From Net
                      Beginning                              Investment         Capital          Investment    Capital
                         Common                     Net       Income to        Gains to           Income to   Gains to
                          Share         Net   Realized/       Preferred       Preferred              Common     Common
                      Net Asset  Investment  Unrealized          Share-          Share-              Share-     Share-
                          Value      Income  Gain (Loss)        holders+        holders+   Total    holders    holders        Total
====================================================================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                     $16.46       $ .95      $ (.19)          $(.13)          $(.01)   $ .62      $(.94)     $(.27)      $(1.21)
2004                      16.80        1.02         .12            (.05)           (.03)    1.06       (.99)      (.41)       (1.40)
2003                      16.92        1.07        (.07)           (.07)           (.01)     .92       (.95)      (.09)       (1.04)
2002                      15.67        1.09        1.20            (.10)           (.01)    2.18       (.88)      (.05)        (.93)
2001                      14.50        1.12        1.14            (.25)             --     2.01       (.84)        --         (.84)

NEW YORK SELECT
QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                      16.18         .97        (.09)           (.14)           (.01)     .73       (.91)      (.13)       (1.04)
2004                      16.28        1.01         .19            (.06)           (.02)    1.12       (.95)      (.27)       (1.22)
2003                      16.48        1.05        (.09)           (.07)           (.01)     .88       (.94)      (.14)       (1.08)
2002                      15.41        1.09        1.13            (.09)           (.04)    2.09       (.89)      (.13)       (1.02)
2001                      14.57        1.15         .81            (.25)             --     1.71       (.87)        --         (.87)

NEW YORK QUALITY
INCOME (NUN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                      15.90         .93        (.07)           (.14)           (.01)     .71       (.88)      (.09)        (.97)
2004                      16.09         .98         .09            (.06)           (.02)     .99       (.92)      (.26)       (1.18)
2003                      16.37        1.01        (.11)           (.06)           (.02)     .82       (.91)      (.19)       (1.10)
2002                      15.20        1.07        1.10            (.11)             --     2.06       (.88)      (.01)        (.89)
2001                      14.44        1.14         .72            (.25)             --     1.61       (.85)        --         (.85)
====================================================================================================================================
                                                                           Total Returns
                                                                       ---------------------
                                                                                      Based
                             Offering                                                    on
                            Costs and        Ending                                  Common
                            Preferred        Common                     Based         Share
                                Share         Share        Ending          on           Net
                         Underwriting     Net Asset        Market      Market         Asset
                            Discounts         Value         Value       Value*        Value*
============================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
--------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                             $ --        $15.87        $14.94        4.08%         3.90%
2004                               --         16.46         15.52       10.21          6.61
2003                               --         16.80         15.38        3.63          5.68
2002                               --         16.92         15.86       14.54         14.52
2001                               --         15.67         14.72       12.44         14.12

NEW YORK SELECT
QUALITY (NVN)
--------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                               --         15.87         14.74        4.93          4.64
2004                               --         16.18         15.04        6.96          7.27
2003                               --         16.28         15.22        4.57          5.63
2002                               --         16.48         15.62       15.35         14.27
2001                               --         15.41         14.50       10.43         11.99

NEW YORK QUALITY
INCOME (NUN)
--------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                               --         15.64         14.53        5.52          4.56
2004                               --         15.90         14.70        6.77          6.41
2003                               --         16.09         14.89        4.37          5.32
2002                               --         16.37         15.35       13.79         14.14
2001                               --         15.20         14.33       12.63         11.39
============================================================================================
                                                           Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------------
                                            Before Credit/Reimbursement      After Credit/Reimbursement**
                                           -----------------------------   ------------------------------
                                                          Ratio of Net                     Ratio of Net
                                             Ratio of       Investment        Ratio of       Investment
                              Ending         Expenses        Income to        Expenses        Income to
                                 Net       to Average          Average      to Average          Average
                              Assets       Net Assets       Net Assets      Net Assets       Net Assets
                          Applicable       Applicable       Applicable      Applicable       Applicable      Portfolio
                           to Common        to Common        to Common       to Common        to Common       Turnover
                         Shares (000)          Shares++         Shares++        Shares++         Shares++         Rate
=======================================================================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                        $281,203             1.19%            5.88%           1.18%            5.89%            30%
2004                         291,660             1.18             6.26            1.18             6.26             11
2003                         297,312             1.19             6.42            1.18             6.42             19
2002                         299,475             1.22             6.90            1.21             6.92              9
2001                         277,380             1.27             7.29            1.24             7.31             21

NEW YORK SELECT
QUALITY (NVN)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                         371,935             1.18             6.03            1.18             6.04             17
2004                         379,117             1.19             6.31            1.19             6.32              8
2003                         381,274             1.19             6.49            1.18             6.50             16
2002                         386,011             1.23             7.06            1.22             7.07             15
2001                         360,809             1.28             7.59            1.26             7.61             31

NEW YORK QUALITY
INCOME (NUN)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                         376,697             1.19             5.86            1.18             5.86             17
2004                         383,012             1.19             6.21            1.19             6.21             10
2003                         387,439             1.20             6.31            1.19             6.32             14
2002                         394,330             1.24             7.02            1.23             7.03             32
2001                         365,974             1.26             7.62            1.24             7.63             13
=======================================================================================================================
                              Preferred Shares at End of Period
                          -----------------------------------------
                            Aggregate    Liquidation
                               Amount     and Market         Asset
                          Outstanding          Value      Coverage
                                 (000)     Per Share     Per Share
===================================================================
NEW YORK INVESTMENT
QUALITY (NQN)
-------------------------------------------------------------------
Year Ended 9/30:
2005                         $144,000        $25,000       $73,820
2004                          144,000         25,000        75,635
2003                          144,000         25,000        76,617
2002                          144,000         25,000        76,992
2001                          144,000         25,000        73,156

NEW YORK SELECT
QUALITY (NVN)
-------------------------------------------------------------------
Year Ended 9/30:
2005                          193,000         25,000        73,178
2004                          193,000         25,000        74,108
2003                          193,000         25,000        74,388
2002                          193,000         25,000        75,001
2001                          193,000         25,000        71,737

NEW YORK QUALITY
INCOME (NUN)
-------------------------------------------------------------------
Year Ended 9/30:
2005                          197,000         25,000        72,804
2004                          197,000         25,000        73,606
2003                          197,000         25,000        74,167
2002                          197,000         25,000        75,042
2001                          197,000         25,000        71,443
===================================================================

* Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.


                                 See accompanying notes to financial statements.

                                  70-71 SPREAD

               Financial HIGHLIGHTS (continued)

      Selected data for a Common share outstanding throughout each period:
                                                    Investment Operations                                 Less Distributions
                                 --------------------------------------------------------------- -----------------------------------
                                                          Distributions   Distributions
                                                               from Net            from            From Net
                      Beginning                              Investment         Capital          Investment    Capital
                         Common                     Net       Income to        Gains to           Income to   Gains to
                          Share         Net   Realized/       Preferred       Preferred              Common     Common
                      Net Asset  Investment  Unrealized          Share-          Share-              Share-     Share-
                          Value      Income  Gain (Loss)        holders+        holders+   Total    holders    holders        Total
====================================================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                     $16.14       $ .91      $ (.08)          $(.12)          $(.01)   $ .70      $(.88)     $(.18)      $(1.06)
2004                      16.07         .97         .08            (.06)             --      .99       (.92)        --         (.92)
2003                      16.17        1.02        (.13)           (.07)             --      .82       (.92)        --         (.92)
2002                      15.26        1.06         .83            (.10)             --     1.79       (.88)        --         (.88)
2001                      14.24        1.08         .99            (.24)             --     1.83       (.81)        --         (.81)

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                      15.69         .98         .12            (.13)           (.01)     .96       (.86)      (.12)        (.98)
2004                      15.44         .98         .35            (.06)           (.01)    1.26       (.89)      (.12)       (1.01)
2003                      15.82        1.00        (.32)           (.08)           (.01)     .59       (.89)      (.08)        (.97)
2002(a)                   14.33         .41        1.62            (.04)             --     1.99       (.37)        --         (.37)

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                      14.75         .90         .25            (.13)             --     1.02       (.77)        --         (.77)
2004                      14.42         .92         .35            (.07)             --     1.20       (.87)        --         (.87)
2003(b)                   14.33         .68         .34            (.05)             --      .97       (.65)        --         (.65)
====================================================================================================================================
                                                                                 Total Returns
                                                                             ---------------------
                                                                                            Based
                                   Offering                                                    on
                                  Costs and        Ending                                  Common
                                  Preferred        Common                     Based         Share
                                      Share         Share        Ending          on           Net
                               Underwriting     Net Asset        Market      Market         Asset
                                  Discounts         Value         Value       Value*        Value*
==================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
--------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                                   $ --        $15.78        $14.86        4.64%         4.50%
2004                                     --         16.14         15.23        7.14          6.40
2003                                     --         16.07         15.10         .56          5.26
2002                                     --         16.17         15.94       15.88         12.21
2001                                     --         15.26         14.57       15.32         13.11

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
--------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                                     --         15.67         14.68        9.28          6.23
2004                                     --         15.69         14.35        7.55          8.48
2003                                     --         15.44         14.30        (.77)         4.01
2002(a)                                (.13)        15.82         15.39        5.16         13.18

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
--------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                                     --         15.00         14.02        8.65          7.05
2004                                     --         14.75         13.64        5.83          8.58
2003(b)                                (.23)        14.42         13.71       (4.40)         5.29
==================================================================================================
                                                                  Ratios/Supplemental Data
                                 ----------------------------------------------------------------------------------------------
                                                    Before Credit/Reimbursement      After Credit/Reimbursement**
                                                   -----------------------------   ------------------------------
                                                                  Ratio of Net                     Ratio of Net
                                                     Ratio of       Investment        Ratio of       Investment
                                      Ending         Expenses        Income to        Expenses        Income to
                                         Net       to Average          Average      to Average          Average
                                      Assets       Net Assets       Net Assets      Net Assets       Net Assets
                                  Applicable       Applicable       Applicable      Applicable       Applicable      Portfolio
                                   to Common        to Common        to Common       to Common        to Common       Turnover
                                 Shares (000)          Shares++         Shares++        Shares++         Shares++         Rate
===============================================================================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                                $131,420             1.20%            5.71%           1.20%            5.71%            22%
2004                                 134,434             1.21             6.11            1.20             6.11             16
2003                                 133,735             1.21             6.38            1.21             6.38             21
2002                                 134,574             1.25             6.92            1.24             6.92             17
2001                                 126,648             1.29             7.24            1.28             7.25              8

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                                 124,669             1.18             5.75             .72             6.21             12
2004                                 124,860             1.20             5.91             .74             6.37              9
2003                                 122,901             1.20             6.07             .74             6.53             15
2002(a)                              125,893             1.15*            5.07*            .65*            5.57*            29

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005                                  52,682             1.25             5.53             .76             6.01              7
2004                                  51,818             1.26             5.85             .76             6.35             16
2003(b)                               50,645             1.19*            5.10*            .70*            5.59*             5
===============================================================================================================================
                                   Preferred Shares at End of Period
                               -----------------------------------------
                                 Aggregate    Liquidation
                                    Amount     and Market         Asset
                               Outstanding          Value      Coverage
                                      (000)     Per Share     Per Share
========================================================================
INSURED NEW YORK
PREMIUM INCOME (NNF)
------------------------------------------------------------------------
Year Ended 9/30:
2005                               $65,000        $25,000       $75,546
2004                                65,000         25,000        76,705
2003                                65,000         25,000        76,436
2002                                65,000         25,000        76,759
2001                                65,000         25,000        73,711

INSURED NEW YORK
DIVIDEND ADVANTAGE (NKO)
------------------------------------------------------------------------
Year Ended 9/30:
2005                                61,000         25,000        76,094
2004                                61,000         25,000        76,172
2003                                61,000         25,000        75,369
2002(a)                             61,000         25,000        76,596

INSURED NEW YORK
TAX-FREE ADVANTAGE (NRK)
------------------------------------------------------------------------
Year Ended 9/30:
2005                                27,000         25,000        73,780
2004                                27,000         25,000        72,979
2003(b)                             27,000         25,000        71,894
========================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 25, 2002 (commencement of operations) through September 30, 2002.
(b) For the period November 21, 2002 (commencement of operations) through September 30, 2003.


                                 See accompanying notes to financial statements.

                                  72-73 SPREAD

Board Members
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board Members of the Funds. The number of board members of the Fund is currently set at nine. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger(1)     Chairman of        1994    Chairman (since 1996) and Director of Nuveen Investments,             155
3/28/49                        the Board                  Inc., Nuveen Investments, LLC, Nuveen Advisory Corp. and
333 W. Wacker Drive            and Trustee                Nuveen Institutional Advisory Corp.(3); Director (since 1996)
Chicago, IL 60606                                         of Institutional Capital Corporation; Chairman and Director
                                                          (since 1997) of Nuveen Asset Management; Chairman and
                                                          Director of Rittenhouse Asset Management, Inc. (since 1999);
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Board member       1997    Private Investor and Management Consultant.                           155
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Board member       1993    Retired (since 1989) as Senior Vice President of The                  155
7/29/34                                                   Northern Trust Company; Director (since 2002) Community
333 W. Wacker Drive                                       Advisory Board for Highland Park and Highwood, United
Chicago, IL 60606                                         Way of the North Shore.

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Board member       1999    President, The Hall-Perrine Foundation, a private philanthropic       155
10/22/48                                                  corporation (since 1996); Director and Vice Chairman, United
333 W. Wacker Drive                                       Fire Group, a publicly held company; Adjunct Faculty Member,
Chicago, IL 60606                                         University of Iowa; Director, Gazette Companies; Life Trustee
                                                          of Coe College; Director, Iowa College Foundation; formerly,
                                                          Director, Alliant Energy; formerly, Director, Federal Reserve
                                                          Bank of Chicago; formerly, President and Chief Operating Officer,
                                                          SCI Financial Group, Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter              Board member       2004    Dean and Distinguished Professor of Finance, School of                155
3/6/48                                                    Business at the University of Connecticut (since 2002);
333 W. Wacker Drive                                       previously, Senior Vice President and Director of Research
Chicago, IL 60606                                         at the Federal Reserve Bank of Chicago (1995-2003); Director
                                                          (since 1997), Credit Research Center at Georgetown University;
                                                          Director (since 2004) of Xerox Corporation.

------------------------------------------------------------------------------------------------------------------------------------
David J. Kundert               Board member       2005    Retired (since 2004) as Chairman, JPMorgan Fleming Asset              153
10/28/42                                                  Management, President and CEO, Banc One Investment
333 W. Wacker Drive                                       Advisors Corporation, and President, One Group Mutual
Chicago, IL 60606                                         Funds; prior thereto, Executive Vice President, Banc One
                                                          Corporation and Chairman and CEO, Banc One Investment
                                                          Management Group; Board of Regents, Luther College;
                                                          currently a member of the American and Wisconsin Bar
                                                          Associations.


                                       74

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Board member       1997    Chairman, formerly, Senior Partner and Chief Operating                155
9/24/44                                                   Officer (retired, December 2004), Miller-Valentine Partners
333 W. Wacker Drive                                       Ltd., a real estate investment company; formerly, Vice
Chicago, IL 60606                                         President, Miller-Valentine Realty, a construction company;
                                                          Chair of the Finance Committee and member of the Audit
                                                          Committee of Premier Health Partners, the not-for-profit
                                                          company of Miami Valley Hospital; President, Dayton
                                                          Philharmonic Orchestra Association; Board Member,
                                                          Regional Leaders Forum, which promotes cooperation on
                                                          economic development issues; Director and Immediate
                                                          Past Chair, Dayton Development Coalition; formerly, Member,
                                                          Community Advisory Board, National City Bank, Dayton,
                                                          Ohio and Business Advisory Council, Cleveland Federal
                                                          Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Board member       1997    Executive Director, Gaylord and Dorothy Donnelley                     155
12/29/47                                                  Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                       Great Lakes Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine             Board member       2005    Senior Vice President for Business and Finance,                       155
1/22/50                                                   Northwestern University (since 1997); Director (since 2003),
333 W. Wacker Drive                                       Chicago Board Options Exchange; Director (since 2003),
Chicago, IL 60606                                         National Mentor Holdings, a privately-held, national provider of home and community-based services; Chairman (since
                                                          1997), Board of Directors, Rubicon, a pure captive insurance company owned by Northwestern University; Director (since
                                                          1997), Evanston Chamber of Commerce and Evanston
                                                          Inventure, a business development organization.
                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary and               155
9/9/56                         Administrative             Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive            Officer                    Assistant General Counsel, of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (2002-2004), General Counsel (1998-2004)
                                                          and Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.(3);
                                                          Managing Director (since 2002) and Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          1997), of Nuveen Asset Management; Managing Director
                                                          (since 2004) and Assistant Secretary (since 1994) of Nuveen
                                                          Investments, Inc.; Assistant Secretary of NWQ Investment
                                                          Management Company, LLC. (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Rittenhouse Asset Management,
                                                          Inc. (since 2003); Chartered Financial Analyst.


                                       75


Board Members
       AND OFFICERS (CONTINUED)

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos             Vice President     2004    Managing Director (since 2005), formerly Vice President               155
9/22/63                                                   (since 2002); formerly, Assistant Vice President (since 2000)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Chartered Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant Vice                 155
2/3/66                         and Assistant              President (since 2000) of Nuveen Investments, LLC.
333 W. Wacker Drive            Secretary
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999); Vice          155
11/28/67                       and Treasurer              President and Treasurer (since 1999) of Nuveen Investments,
333 W. Wacker Drive                                       Inc.; Vice President and Treasurer (1999-2004) of Nuveen
Chicago, IL 60606                                         Advisory Corp. and Nuveen Institutional Advisory Corp.(3);
                                                          Vice President and Treasurer of Nuveen Asset Management
                                                          (since 2002) and of Nuveen Investments Advisers Inc. (since
                                                          2002); Assistant Treasurer of NWQ Investment Management
                                                          Company, LLC. (since 2002); Vice President and Treasurer of
                                                          Nuveen Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     1998    Vice President (since 2002), Assistant Secretary and                  155
9/24/64                        and Secretary              Assistant General Counsel (since 1998) formerly, Assistant
333 W. Wacker Drive                                       Vice President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                         Vice President (2002-2004) and Assistant Secretary (1998-2004)
                                                          formerly, Assistant Vice President of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp.(3); Vice President and
                                                          Assistant Secretary (since 2005) of Nuveen Asset Management.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Managing Director (since 2004), formerly, Vice President of           155
10/24/45                                                  Nuveen Investments, LLC, Managing Director (2004) formerly,
333 W. Wacker Drive                                       Vice President (1998-2004) of Nuveen Advisory Corp. and
Chicago, IL 60606                                         Nuveen Institutional Advisory Corp.(3); Managing Director
                                                          (since 2005) of Nuveen Asset Management.

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002), formerly, Vice President of           155
3/2/64                                                    Nuveen Investments; Managing Director (1997-2004) of
333 W. Wacker Drive                                       Nuveen Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                         Corp.(3); Managing Director of Nuveen Asset Management
                                                          (since 2001); Vice President of Nuveen Investments Advisers
                                                          Inc. (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since 1998)         155
5/31/54                        and Controller             of Nuveen Investments, LLC; formerly, Vice President and
333 W. Wacker Drive                                       Funds Controller (1998-2004) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
James D. Grassi                Vice President     2004    Vice President and Deputy Director of Compliance (since 2004)         155
4/13/56                        and Chief                  of Nuveen Investments, LLC, Nuveen Investments Advisers Inc.,
333 W. Wacker Drive            Compliance                 Nuveen Asset Management and Rittenhouse Asset Management,
Chicago, IL 60606              Officer                    Inc.; previously, Vice President and Deputy Director of Compliance
                                                          (2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                                          Corp.(3); formerly, Senior Attorney (1994-2004), The Northern
                                                          Trust Company.


                                       76

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(4)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments,                    155
3/22/63                                                   LLC; Certified Public Accountant.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President of Nuveen Investments, LLC (since 1999).               155
8/27/61
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             155
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.(3); Vice President (since 2005)
                                                          and Assistant Secretary of Nuveen Investments, Inc.; Vice
                                                          President (since 2005) and Assistant Secretary (since 1997)
                                                          of Nuveen Asset Management; Vice President (since 2000),
                                                          Assistant Secretary and Assistant General Counsel (since
                                                          1998) of Rittenhouse Asset Management, Inc.; Vice President
                                                          and Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Assistant Secretary of NWQ Investment
                                                          Management Company, LLC (since 2002).

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

(4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

               ANNUAL INVESTMENT
               MANAGEMENT AGREEMENT
               APPROVAL PROCESS



At a meeting held on May 10-12, 2005, the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the Investment Management Agreement between each Fund and NAM.

THE APPROVAL PROCESS

To assist the Board in its evaluation of an advisory contract with NAM, the independent Trustees received a report in adequate time in advance of their meeting which outlined, among other things, the services provided by NAM; the organization of NAM, including the responsibilities of various departments and key personnel; the Fund's past performance as well as the Fund's performance compared to funds of similar investment objectives compiled by an independent third party (a "Peer Group") and if available, with recognized or, in certain cases, customized benchmarks; the profitability of NAM and certain industry profitability analyses for advisers to unaffiliated investment companies; the expenses of NAM in providing the various services; the management fees of NAM, including comparisons of such fees with the management fees of comparable funds in its Peer Group as well as comparisons of NAM's management fees with the fees NAM assesses to other types of investment products or accounts, if any; the soft dollar practices of NAM; and the expenses of each Fund, including comparisons of the Fund's expense ratios (after any fee waivers) with the expense ratios of its Peer Group. This information supplements that received by the Board throughout the year regarding Fund performance, expense ratios, portfolio composition, trade execution and sales activity.

In addition to the foregoing materials, independent legal counsel to the independent Trustees provided, in advance of the meeting, a legal memorandum outlining, among other things, the duties of the Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the board in voting on advisory agreements.

At the Board meeting, NAM made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered each Investment Management Agreement with NAM. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of the Fund and NAM; (c) the costs of the services to be provided and profits to be realized by NAM and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In evaluating the nature, extent and quality of NAM's services, the Trustees reviewed information concerning the types of services that NAM or its affiliates provide and are expected to provide to the Nuveen Funds; narrative and statistical information concerning the Fund's performance record and how such performance compares to the Fund's Peer Group and, if available, recognized benchmarks or, in certain cases, customized benchmarks (as described in further detail in Section B below); information describing NAM's organization and its various departments, the experience and responsibilities of key personnel, and available resources. In the discussion of key personnel, the Trustees received materials regarding the changes or additions in personnel of NAM. The Trustees further noted the willingness of the personnel of NAM to engage in open, candid discussions with the Board. The Trustees further considered the quality of NAM's investment process in making portfolio management decisions, including any refinements or improvements to the portfolio management processes, enhancements to technology and systems that are available to portfolio managers, and any additions of new personnel which may strengthen or expand the research and investment capabilities of NAM. In their review of advisory contracts for the fixed income funds, such as the Funds, the Trustees also noted that Nuveen won the Lipper Award for Best Fund Family: Fixed Income-Large Asset Class, for 2004. Given the Trustees' experience with the Funds, other Nuveen funds and NAM, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of NAM.

In addition to advisory services, the independent Trustees considered the quality of the administrative or non-advisory services provided. In this regard, NAM provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, NAM and its affiliates provide each Fund with a wide range of services, including:

preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Trustees considered, in particular, NAM's policies and procedures for assuring compliance with applicable laws and regulations in light of the new SEC regulations governing compliance. The Trustees noted NAM's focus on compliance and its compliance systems. In their review, the Trustees considered, among other things, the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. In addition to the foregoing, the Trustees also noted that NAM outsources certain services that cannot be replicated without significant costs or at the same level of expertise. Such outsourcing has been a beneficial and efficient use of resources by keeping expenses low while obtaining quality services.

In addition to the above, in reviewing the variety of additional services that NAM or its affiliates must provide to closed-end funds, such as the Funds, the independent Trustees determined that Nuveen's commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy. In this regard, the Trustees noted Nuveen's efforts to sponsor numerous forums for analysts and specialists regarding the various Nuveen closed-end funds, its creation of a new senior position dedicated to providing secondary market support services and enhancing communications with investors and analysts, and its advertising and media relations efforts designed to raise investor and analyst awareness of the closed-end funds.

With respect to services provided to municipal funds, such as the Funds, the Trustees also noted, among other things, the enhancements NAM implemented to its municipal portfolio management processes (e.g., the increased use of benchmarks to guide and assess the performance of its portfolio managers); the implementation of a risk management program; and the various initiatives being undertaken to enhance or modify NAM's computer systems as necessary to support the innovations of the municipal investment team (such as, the ability to assess certain historical data in order to create customized benchmarks, perform attribution analysis and facilitate the use of derivatives as hedging instruments). With respect to certain of the Nuveen funds with a less seasoned portfolio, the Trustees also noted the hedging program implemented for such funds and the team responsible for developing, implementing and monitoring the hedging procedures. The hedging program was designed to help maintain the applicable fund's duration within certain benchmarks.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Funds under the Investment Management Agreements were of a high level and were quite satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISER

As previously noted, the Board received a myriad of performance information regarding each Fund and its Peer Group, if available. Among other things, the Board received materials reflecting a Fund's historic performance, the Fund's performance compared to its Peer Group and, if available, its performance compared to recognized and, in certain cases, customized benchmarks. Further, in evaluating the performance information, in certain limited instances, the Trustees noted that the closest Peer Group for a Fund still would not adequately reflect such Fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Fund's performance with that of the Peer Group.

For state municipal funds, such as the Funds, the performance data included, among other things, the respective Fund's performance relative to its peers. More specifically, a Fund's one-, three- and five-year total returns (as available) for the periods ending December 31, 2004 were evaluated relative to the unaffiliated funds in its respective Peer Group (including the returns of individual peers as well as the Peer Group average) as well as additional performance information with respect to all the funds in the Peer Group, subject to the following. Certain state municipal Nuveen funds do not have a corresponding Peer Group in which case their performance is measured against a state-specific municipal index compiled by an independent third party. Such indices measure bond performance rather than fund performance. The closed-end funds that utilize such indices are from Connecticut, Georgia, Maryland, Missouri, North Carolina, Texas and Virginia. Based on their review, the Trustees determined that each Fund's absolute and relative investment performance over time had been satisfactory.

C. FEES, EXPENSES AND PROFITABILITY

   1. FEES AND EXPENSES

   In evaluating the management fees and expenses that a Fund is expected to bear, the Trustees considered the Fund's current management fee structure and the Fund's expected expense ratios in absolute terms as well as compared with the fees and expense ratios of the unaffiliated funds in its Peer Group. The Trustees reviewed the financial information of NAM, including its respective revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's gross management fees (fees after fund-level and complex-wide level breakpoints but before reimbursements and fee waivers), net management fees (after breakpoints and reimbursements and fee waivers) and total expense ratios (before and after waivers) with those of the unaffiliated funds in the Peer Group and peer averages. In this regard, the Trustees noted that the relative ranking of the Nuveen funds on fees and expenses was aided by the significant level of fee reductions provided by the fund-level and complex-wide breakpoint schedules, and the fee waivers and reimbursements provided by Nuveen for certain funds launched since 1999. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect these Economies of Scale." In their review of the fee and expense information provided, including, in particular, the expense ratios of the unaffiliated funds in the respective Peer Group, the Trustees determined that each Fund's net total expense ratio was within an acceptable range compared to such peers.

               ANNUAL INVESTMENT MANAGEMENT
               AGREEMENT APPROVAL PROCESS (continued)



   2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

   The Trustees further compared the fees of NAM to the fees NAM assessed for other types of clients investing in municipal funds (such as municipal managed accounts). With respect to such separately managed accounts, the advisory fees for such accounts are generally lower than those charged to the comparable Fund. The Trustees noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Funds, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates provide numerous services to the Funds including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also considered, among other things, the differences in product distribution, investment policies, investor profiles and account sizes. Accordingly, the Trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

   3. PROFITABILITY OF ADVISER

   In conjunction with its review of fees, the Trustees also considered NAM's profitability. The Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. Accordingly, the Trustees reviewed NAM's assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Board noted the inherent limitations in allocating costs among various advisory products. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. The Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by NAM. Based on their review, the Trustees were satisfied that NAM's level of profitability from its relationship with each Fund was reasonable in light of the services provided.

   In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to NAM as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

In reviewing the compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedules of advisory fees for each Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement was introduced on August 1, 2004 and the Trustees reviewed data regarding the reductions of fees for the Funds for the period of August 1, 2004 to December 31, 2004. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all Funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. INDIRECT BENEFITS

In evaluating fees, the Trustees also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates. With respect to Funds with outstanding preferred shares and new Funds, the Trustees considered revenues received by Nuveen for serving as agent for broker-dealers at its preferred trading desk and for acting as co-manager in the initial public offering of new closed-end exchange-traded funds.

F. OTHER CONSIDERATIONS

Nuveen, until recently, was a majority-owned subsidiary of St. Paul Travelers Companies, Inc. ("St. Paul"). As noted, St. Paul earlier this year announced its intention to divest its equity stake in Nuveen. Nuveen is the parent of NAM. Pursuant to a series of transactions, St. Paul had begun to reduce its interest in Nuveen which would ultimately result in a change of control of Nuveen and therefore NAM. As mandated by the 1940 Act, such a change in control would result in an assignment of the advisory agreement with NAM and the automatic termination of such agreement. Accordingly, the Board also considered for each Fund the approval of a New Investment Management Agreement with each Fund in light of, and which would take effect upon, the anticipated change of control. More specifically, the Board considered for each Fund a New Investment Management Agreement on substantially identical terms to the existing Investment Management Agreement, to take effect after the change of control has occurred and the contract has been approved by Fund shareholders. In its review, the Board considered whether the various transactions necessary to divest St. Paul's interest will have an impact on the various factors they considered in approving NAM, such as the scope and quality of services to be provided following the change of control. In reviewing the St. Paul transactions, the Board considered, among other things, the impact, if any, on the operations and organizational structure of NAM; the possible benefits and costs of the transactions to the respective Fund; the potential implications of any arrangements used by Nuveen to finance certain of the transactions; the ability of NAM to perform its duties after the transactions; whether a Fund's fee structure or expense ratio would change; any changes to the current practices of the respective Fund; any changes to the terms of the advisory agreement; and any anticipated changes to the operations of NAM. Based on its review, the Board determined that St. Paul's divestiture would not affect the nature and quality of services provided by NAM, the terms of the Investment Management Agreement, including the fees thereunder, and would not materially affect the organization or operations of NAM. Accordingly, the Board determined that their analysis of the various factors regarding their approval of NAM would continue to apply after the change of control.

G. APPROVAL

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that NAM's fees are reasonable in light of the services provided to each Fund, that the renewal of the NAM Investment Management Agreements should be approved, and that the new, post-change of control NAM Investment Management Agreements be approved and recommended to shareholders.

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $125 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                             o Share prices
                                             o Fund details
           Learn more                        o Daily financial news
about Nuveen Funds at                        o Investor education
   WWW.NUVEEN.COM/ETF                        o Interactive planning tools


Logo: NUVEEN Investments


                                                                     EAN-B-0905D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/etf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



               Nuveen New York Select Quality Municipal Fund, Inc.

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                                         AUDIT FEES BILLED      AUDIT-RELATED FEES           TAX FEES          ALL OTHER FEES
FISCAL YEAR ENDED                             TO FUND             BILLED TO FUND          BILLED TO FUND       BILLED TO FUND
----------------------------------------------------------------------------------------------------------------------------------
September 30, 2005                                  $ 18,867                      $ 0                   $ 463        $ 2,750
----------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                       0%                       0%                      0%             0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------------------------
September 30, 2004                                  $ 18,041                      $ 0                   $ 364        $ 2,550 (1)
----------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                       0%                       0%                      0%             0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------------------------

The above "All Other Fees" are fees paid to audit firms to perform agreed upon procedures required by the rating agencies to rate fund preferred shares. The above "Tax Fees" were billed for professional services for tax advice, tax compliance, and tax planning.

(1) The "All Other Fees Billed to Fund" for September 30, 2004 have been revised.


                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                       AUDIT-RELATED FEES      TAX FEES BILLED TO        ALL OTHER FEES
                                       BILLED TO ADVISER AND       ADVISER AND           BILLED TO ADVISER
                                          AFFILIATED FUND        AFFILIATED FUND        AND AFFILIATED FUND
                                         SERVICE PROVIDERS      SERVICE PROVIDERS        SERVICE PROVIDERS
--------------------------------------------------------------------------------------------------------------
September 30, 2005                                       $ 0                $ 282,575                     $ 0
--------------------------------------------------------------------------------------------------------------
Percentage approved                                       0%                       0%                      0%
pursuant to
pre-approval
exception
--------------------------------------------------------------------------------------------------------------
September 30, 2004                                       $ 0                      $ 0                     $ 0
--------------------------------------------------------------------------------------------------------------
Percentage approved                                       0%                       0%                      0%
pursuant to
pre-approval
exception
--------------------------------------------------------------------------------------------------------------

The above "Tax Fees" are primarily fees billed to the Adviser for Fund tax return preparation.


                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.


FISCAL YEAR ENDED                                              TOTAL NON-AUDIT FEES
                                                              BILLED TO ADVISER AND
                                                             AFFILIATED FUND SERVICE    TOTAL NON-AUDIT FEES
                                                              PROVIDERS (ENGAGEMENTS    BILLED TO ADVISER AND
                                                             RELATED DIRECTLY TO THE   AFFILIATED FUND SERVICE
                                       TOTAL NON-AUDIT FEES  OPERATIONS AND FINANCIAL   PROVIDERS (ALL OTHER
                                          BILLED TO FUND      REPORTING OF THE FUND)        ENGAGEMENTS)             TOTAL
-----------------------------------------------------------------------------------------------------------------------------
September 30, 2005                                   $ 3,213                $ 282,575                     $ 0      $ 285,788
September 30, 2004 (1)                               $ 2,914                      $ 0                     $ 0      $   2,914

The above "Non-Audit Fees billed to Adviser" for 2005 include "Tax-Fees" billed to Adviser in the amount of $282,575 from previous table.

(1) The "All Other Fees Billed to Fund" for September 30, 2004 have been revised.


Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, William J. Schneider and Eugene S. Sunshine.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")
          (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Select Quality Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.